Document and Entity Information (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Apr. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	INVESTORS REAL ESTATE TRUST
Entity Central Index Key	0000798359
Current Fiscal Year End Date	--04-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Public Float	$ 608,961,193
Entity Common Stock, Shares Outstanding	90,265,194
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr 30, 2012

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Apr. 30, 2012	Apr. 30, 2011
Real estate investments
Property owned	$ 1,892,009	$ 1,770,798
Less accumulated depreciation	(373,490)	(328,952)
Total property owned	1,518,519	1,441,846
Development in progress	27,599	9,693
Unimproved land	10,990	6,550
Mortgage loans receivable, net of allowance of $0 and $3, respectively	0	156
Total real estate investments	1,557,108	1,458,245
Other assets
Real estate held for sale	2,067	0
Cash and cash equivalents	39,989	41,191
Other investments	634	625
Receivable arising from straight-lining of rents, net of allowance of $1,209 and $996, respectively	23,273	18,933
Accounts receivable, net of allowance of $154 and $317, respectively	7,052	5,646
Real estate deposits	263	329
Prepaid and other assets	3,703	2,351
Intangible assets, net of accumulated amortization of $47,813 and $42,154, respectively	44,588	49,832
Tax, insurance, and other escrow	11,669	15,268
Property and equipment, net of accumulated depreciation of $1,423 and $1,231, respectively	1,454	1,704
Goodwill	1,120	1,127
Deferred charges and leasing costs, net of accumulated amortization of $16,244 and $13,675, respectively	21,447	20,112
TOTAL ASSETS	1,714,367	1,615,363
LIABILITIES
Accounts payable and accrued expenses	47,403	37,879
Revolving line of credit	39,000	30,000
Mortgages payable	1,048,689	993,803
Other	14,012	8,404
TOTAL LIABILITIES	1,149,104	1,070,086
REDEEMABLE NONCONTROLLING INTERESTS - CONSOLIDATED REAL ESTATE ENTITIES	0	987
Investors Real Estate Trust shareholders' equity
Preferred Shares of Beneficial Interest (Cumulative redeemable preferred shares, no par value, 1,150,000 shares issued and outstanding at April 30, 2012 and April 30, 2011, aggregate liquidation preference of $28,750,000)	27,317	27,317
Common Shares of Beneficial Interest (Unlimited authorization, no par value, 89,473,838 shares issued and outstanding at April 30, 2012, and 80,523,265 shares issued and outstanding at April 30, 2011)	684,049	621,936
Accumulated distributions in excess of net income	(278,377)	(237,563)
Total Investors Real Estate Trust shareholders' equity	432,989	411,690
Noncontrolling interests - Operating Partnership (20,332,415 units at April 30, 2012 and 20,067,350 units at April 30, 2011)	118,710	123,627
Noncontrolling interests - consolidated real estate entities	13,564	8,973
Total equity	565,263	544,290
TOTAL LIABILITIES AND EQUITY	$ 1,714,367	$ 1,615,363

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Apr. 30, 2012	Apr. 30, 2011
ASSETS
Mortgage loans receivable, net of allowance	$ 0	$ 3
Other assets
Receivable arising from straight-lining of rents, allowance	1,209	996
Accounts receivable, allowance	154	317
Intangible assets, accumulated amortization	47,813	42,154
Property and equipment, accumulated depreciation	1,423	1,231
Deferred charges and leasing costs, accumulated amortization	16,244	13,675
EQUITY
Preferred Shares of Beneficial Interest, no par value (in dollars per share)	$ 0
Preferred Shares of Beneficial Interest, shares issued (in shares)	1,150,000	1,150,000
Preferred Shares of Beneficial Interest, shares outstanding (in shares)	1,150,000	1,150,000
Preferred Shares of Beneficial Interest, aggregate liquidation preference	$ 28,750,000	$ 28,750,000
Common Shares of Beneficial Interest, no par value (in dollars per share)	$ 0	$ 0
Common Shares of Beneficial Interest, shares issued (in shares)	89,473,838	80,523,265
Common Shares of Beneficial Interest, shares outstanding (in shares)	89,473,838	80,523,265
Noncontrolling interests - Operating Partnership (in shares)	20,332,415	20,067,350

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
REVENUE
Real estate rentals	$ 197,169	$ 190,414	$ 184,425
Tenant reimbursement	42,929	44,931	44,913
TOTAL REVENUE	240,098	235,345	229,338
EXPENSES
Depreciation/amortization related to real estate investments	56,795	55,449	54,474
Utilities	17,442	18,020	16,895
Maintenance	26,354	28,955	26,737
Real estate taxes	31,581	30,637	29,986
Insurance	3,502	2,256	3,562
Property management expenses	18,514	21,021	18,104
Administrative expenses	6,694	6,617	5,716
Advisory and trustee services	687	605	502
Other expenses	1,898	1,747	2,513
Amortization related to non-real estate investments	3,216	2,679	2,362
TOTAL EXPENSES	166,683	167,986	160,851
Gain on involuntary conversion	274	0	1,660
Interest expense	(64,722)	(63,425)	(65,045)
Interest income	148	259	539
Other income	638	282	355
Income from continuing operations	9,753	4,475	5,996
(Loss) income from discontinued operations	(47)	19,876	(1,411)
NET INCOME	9,706	24,351	4,585
Net income attributable to noncontrolling interests - Operating Partnership	(1,359)	(4,449)	(562)
Net (income) loss attributable to noncontrolling interests - consolidated real estate entities	(135)	180	(22)
Net income attributable to Investors Real Estate Trust	8,212	20,082	4,001
Dividends to preferred shareholders	(2,372)	(2,372)	(2,372)
NET INCOME AVAILABLE TO COMMON SHAREHOLDERS	$ 5,840	$ 17,710	$ 1,629
Earnings per common share from continuing operations - Investors Real Estate Trust - basic and diluted (in dollars per share)	$ 0.07	$ 0.02	$ 0.04
Earnings per common share from discontinued operations - Investors Real Estate Trust - basic and diluted (in dollars per share)	$ 0	$ 0.2	$ (0.01)
NET INCOME PER COMMON SHARE - BASIC AND DILUTED (in dollars per share)	$ 0.07	$ 0.22	$ 0.03
DIVIDENDS PER COMMON SHARE (in dollars per share)	$ 0.5615	$ 0.686	$ 0.6845

CONSOLIDATED STATEMENTS OF EQUITY (USD $) In Thousands, except Share data	PREFERRED SHARES [Member]	COMMON SHARES [Member]	ACCUMULATED DISTRIBUTIONS IN EXCESS OF NET INCOME [Member]	NONCONTROLLING INTERESTS [Member]	Total
Balance at Apr. 30, 2009	$ 27,317	$ 461,648	$ (155,956)	$ 160,398	$ 493,407
Balance, shares (in shares) at Apr. 30, 2009	1,150	60,304
Net income attributable to Investors Real Estate Trust and nonredeemable noncontrolling interests			4,001	524	4,525
Distributions - common shares and units			(47,085)	(14,261)	(61,346)
Distributions - preferred shares			(2,372)		(2,372)
Distribution reinvestment and share purchase plan		11,916			11,916
Distribution reinvestment and share purchase plan (in shares)		1,405
Shares issued		107,039			107,039
Shares issued, shares (in shares)		13,390
Partnership units issued				3,897	3,897
Redemption of units for common shares		3,755		(3,755)	0
Redemption of units for common shares, shares (in shares)		707
Adjustments to redeemable noncontrolling interests		(192)			(192)
Other		(548)		(1,211)	(1,759)
Other, shares (in shares)		(1)
Balance at Apr. 30, 2010	27,317	583,618	(201,412)	145,592	555,115
Balance, shares (in shares) at Apr. 30, 2010	1,150	75,805
Net income attributable to Investors Real Estate Trust and nonredeemable noncontrolling interests			20,082	4,282	24,364
Distributions - common shares and units			(53,861)	(13,803)	(67,664)
Distributions - preferred shares			(2,372)		(2,372)
Distribution reinvestment and share purchase plan		14,548			14,548
Distribution reinvestment and share purchase plan (in shares)		1,706
Shares issued		16,676			16,676
Shares issued, shares (in shares)		2,004
Partnership units issued				4,996	4,996
Redemption of units for common shares		6,905		(6,905)	0
Redemption of units for common shares, shares (in shares)		1,009
Adjustments to redeemable noncontrolling interests		370			370
Other		(181)		(1,562)	(1,743)
Other, shares (in shares)		(1)
Balance at Apr. 30, 2011	27,317	621,936	(237,563)	132,600	544,290
Balance, shares (in shares) at Apr. 30, 2011	1,150	80,523
Net income attributable to Investors Real Estate Trust and nonredeemable noncontrolling interests			8,212	1,482	9,694
Distributions - common shares and units			(46,654)	(11,102)	(57,756)
Distributions - preferred shares			(2,372)		(2,372)
Distribution reinvestment and share purchase plan		34,345			34,345
Distribution reinvestment and share purchase plan (in shares)		4,796
Shares issued		24,870			24,870
Shares issued, shares (in shares)		3,398
Partnership units issued				8,055	8,055
Redemption of units for common shares		3,454		(3,454)	0
Redemption of units for common shares, shares (in shares)		759
Other		(556)		4,693	4,137
Other, shares (in shares)		(2)
Balance at Apr. 30, 2012	$ 27,317	$ 684,049	$ (278,377)	$ 132,274	$ 565,263
Balance, shares (in shares) at Apr. 30, 2012	1,150	89,474

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 9,706	$ 24,351	$ 4,585
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	61,954	61,344	61,184
Gain on sale of real estate, land and other investments	(349)	(19,365)	(68)
Gain on involuntary conversion	(274)	0	(1,660)
Impairment of real estate assets	428	0	1,678
Donation of real estate assets	0	0	450
Bad debt expense	298	733	1,399
Changes in other assets and liabilities:
Increase in receivable arising from straight-lining of rents	(4,831)	(1,732)	(1,443)
Decrease (increase) in accounts receivable	1,542	(914)	(3,371)
Increase in prepaid and other assets	(1,361)	(1,162)	(138)
(Increase) decrease in tax, insurance and other escrow	(353)	1,469	(2,040)
Increase in deferred charges and leasing costs	(6,145)	(6,501)	(4,731)
Increase in accounts payable, accrued expenses and other liabilities	4,522	551	5,567
Net cash provided by operating activities	65,137	58,774	61,412
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from real estate deposits	2,254	2,766	2,588
Payments for real estate deposits	(2,188)	(2,579)	(3,016)
Principal proceeds on mortgage loans receivable	159	2	2
Increase in other investments	0	(205)	0
Decrease in lender holdbacks for improvements	5,681	3,276	0
Increase in lender holdbacks for improvements	(1,730)	(10,712)	0
Proceeds from sale of discontinued operations	3,142	81,539	103
Proceeds from sale of real estate and other investments	430	74	40
Insurance proceeds received	5,758	347	1,395
Payments for acquisitions and improvements of real estate assets	(141,771)	(62,824)	(80,069)
Net cash (used) provided by investing activities	(128,265)	11,684	(78,957)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from mortgages payable	117,595	139,947	166,490
Principal payments on mortgages payable	(77,089)	(213,658)	(180,482)
Proceeds from revolving lines of credit and other debt	31,925	56,300	15,500
Principal payments on revolving lines of credit and other debt	(10,060)	(25,650)	(15,567)
Proceeds from sale of common shares, net of issue costs	24,427	16,423	106,889
Proceeds from sale of common shares under distribution reinvestment and share purchase program	23,511	3,175	1,382
Repurchase of fractional shares and partnership units	(14)	(10)	(11)
Proceeds from noncontrolling partner - consolidated real estate entities	2,854	0	0
Payments for acquisition of noncontrolling interests - consolidated real estate entities	(1,289)	(425)	(475)
Distributions paid to common shareholders, net of reinvestment of $10,177, $10,627 and $9,762, respectively	(36,477)	(43,234)	(37,323)
Distributions paid to preferred shareholders	(2,372)	(2,372)	(2,372)
Distributions paid to noncontrolling interests - Unitholders of the Operating Partnership, net reinvestment of $657, $746 and $772, respectively	(10,445)	(13,057)	(13,489)
Distributions paid to noncontrolling interests - consolidated real estate entities	(613)	(1,055)	(1,273)
Distributions paid to redeemable noncontrolling interests - consolidated real estate entities	(27)	(442)	(177)
Net cash provided (used) by financing activities	61,926	(84,058)	39,092
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(1,202)	(13,600)	21,547
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	41,191	54,791	33,244
CASH AND CASH EQUIVALENTS AT END OF YEAR	39,989	41,191	54,791
SUPPLEMENTARY SCHEDULE OF NON-CASH INVESTING AND FINANCING
Distribution reinvestment plan	10,177	10,627	9,762
Operating partnership distribution reinvestment plan	657	746	772
Operating partnership units converted to shares	3,454	6,905	3,755
Real estate assets acquired through the issuance of operating partnership units	8,055	4,996	3,897
Real estate assets acquired through assumption of indebtedness and accrued costs	7,190	9,895	2,569
Adjustments to accounts payable included within real estate investments	(5,445)	933	324
Noncontrolling partnership interest	2,227	0	0
Fair value adjustments to redeemable noncontrolling interests	35	370	(192)
Involuntary conversion of assets due to flood and fire damage	2,783	0	0
Construction debt reclassified to mortgages payable	7,190	0	0
Cash paid during the year for:
Interest on mortgages	60,604	63,163	67,234
Interest other	3,049	1,399	682
Cash paid during the period, total	$ 63,653	$ 64,562	$ 67,916

CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
CASH FLOWS FROM FINANCING ACTIVITIES
Distributions paid to common shareholders, net of reinvestment	$ 10,177	$ 10,627	$ 9,762
Distributions paid to noncontrolling interests - Unitholders of the Operating Partnership, net reinvestment	$ 657	$ 746	$ 772

ORGANIZATION	12 Months Ended
Apr. 30, 2012
ORGANIZATION [Abstract]
ORGANIZATION
NOTE 1 • ORGANIZATION
Investors Real Estate Trust ("IRET" or the "Company") is a self-advised real estate investment trust engaged in acquiring, owning and leasing multi-family residential and commercial real estate. IRET has elected to be taxed as a Real Estate Investment Trust ("REIT") under Sections 856-860 of the Internal Revenue Code of 1986, as amended. REITs are subject to a number of organizational and operational requirements, including a requirement to distribute 90% of ordinary taxable income to shareholders, and, generally, are not subject to federal income tax on net income, except for taxes on undistributed REIT taxable income. IRET's multi-family residential properties and commercial properties are located mainly in the states of North Dakota and Minnesota, but also in the states of Colorado, Idaho, Iowa, Kansas, Missouri, Montana, Nebraska, South Dakota, Wisconsin and Wyoming. As of April 30, 2012, IRET owned 84 multi-family residential properties with approximately 9,161 apartment units and 182 commercial properties, consisting of commercial office, commercial medical, commercial industrial and commercial retail properties, totaling approximately 12.3 million net rentable square feet. IRET conducts a majority of its business activities through its consolidated operating partnership, IRET Properties, a North Dakota Limited Partnership (the "Operating Partnership"), as well as through a number of other subsidiary entities.
All references to IRET or the Company refer to Investors Real Estate Trust and its consolidated subsidiaries.

BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Apr. 30, 2012
BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES [Abstract]
BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES
NOTE 2 • BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES
BASIS OF PRESENTATION
The accompanying consolidated financial statements include the accounts of IRET and all subsidiaries in which it maintains a controlling interest. All intercompany balances and transactions are eliminated in consolidation. The Company's fiscal year ends April 30th.
The accompanying consolidated financial statements include the accounts of IRET and its general partnership interest in the Operating Partnership. The Company's interest in the Operating Partnership was 81.5% and 80.1%, respectively, as of April 30, 2012 and 2011, which includes 100% of the general partnership interest. The limited partners have a redemption option that they may exercise. Upon exercise of the redemption option by the limited partners, IRET has the option of redeeming the limited partners' interests ("Units") for IRET common shares of beneficial interest, on a one-for-one basis, or for cash payment to the unitholder. The redemption generally may be exercised by the limited partners at any time after the first anniversary of the date of the acquisition of the Units (provided, however, that not more than two redemptions by a limited partner may occur during each calendar year, and each limited partner may not exercise the redemption for less than 1,000 Units, or, if such limited partner holds less than 1,000 Units, for all of the Units held by such limited partner). Some limited partners have contractually agreed to a holding period of greater than one year.
The consolidated financial statements also reflect the ownership by the Operating Partnership of certain joint venture entities in which the Operating Partnership has a general partner or controlling interest. These entities are consolidated into IRET's other operations with noncontrolling interests reflecting the noncontrolling partners' share of ownership and income and expenses.
RECENT ACCOUNTING PRONOUNCEMENTS
In May 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS. ASU 2011-04 amended Accounting Standards Codification ("ASC") 820, Fair Value Measurements and Disclosures, to converge the fair value measurement guidance in U.S. GAAP and International Financial Reporting Standards ("IFRS"), and in some limited cases, changes some principles to achieve convergence between U.S. GAAP and IFRS. ASU 2011-04 results in a consistent definition of
2012 Annual Report F-8

NOTE 2 • continued
fair value and common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 also expands the disclosures for fair value measurements that are estimated using significant unobservable (Level 3) inputs. The amendments are to be applied prospectively for annual and interim periods beginning after December 15, 2011.  The adoption of this update on February 1, 2012 did not have a material impact on the Company's operating results or financial position, but resulted in additional fair value measurement disclosures (see Note 16).
In June 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income, which requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income, or in two separate but consecutive statements. ASU 2011-05 eliminates the option to present components of other comprehensive income as part of the statement of equity. ASU 2011-05 will be effective for annual and interim periods beginning after December 15, 2011. The adoption of this update on February 1, 2012 did not have a material effect on the Company's operating results or financial position. The Company has no items of other comprehensive income for the periods ended April 30, 2012, 2011 and 2010.
In September 2011, the FASB issued ASU 2011-08, Testing Goodwill for Impairment. This standard gives entities testing goodwill for impairment the option of performing a qualitative assessment before calculating the fair value of the reporting unit (step I of the goodwill impairment test). If entities determine, on the basis of qualitative factors, that the fair value of the reporting unit is more likely than not less than its carrying amount, the two-step impairment test would be required. Otherwise, no further testing is required. The ASU does not change how goodwill is calculated or assigned to reporting units, nor does it revise the requirement to test goodwill annually for impairment. The ASU is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, with early adoption permitted. The Company plans to adopt this update for fiscal year 2013, but does not intend to use the methodology allowed by the ASU.
USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
RECLASSIFICATIONS
Certain previously reported amounts have been reclassified to conform to the current financial statement presentation. The Company reports, in discontinued operations, the results of operations and the related gains or losses of a property that has either been disposed of or is classified as held for sale and otherwise meets the classification of a discontinued operation. As a result of discontinued operations, retroactive reclassifications that change prior period numbers have been made. See Note 12 for additional information. During fiscal year 2013, the Company sold two multi-family residential properties in Fargo, North Dakota and Moorhead, Minnesota, respectively, and classified a third multi-family residential property in Fargo, North Dakota, as held for sale. During fiscal year 2012, the Company sold two retail properties. Eight condominium units in Grand Chute, Wisconsin, and a retail property in Kentwood, Michigan, were classified as held for sale at April 30, 2012. During fiscal year 2011, the Company sold four apartment complexes, one industrial property, one retail property and a patio home. The results of operations for these properties are included in income from discontinued operations in the Consolidated Statements of Operations.
REAL ESTATE INVESTMENTS
Real estate investments are recorded at cost less accumulated depreciation and an adjustment for impairment, if any. Acquisitions of real estate are recorded based upon preliminary allocations of the purchase price which are subject to adjustment as additional information is obtained, but in no case more than one year after the date of acquisition. The Company allocates the purchase price based on the relative fair values of the tangible and intangible assets of an acquired property (which includes the land, building, and personal property) which are determined by valuing the
2012 Annual Report F-9

NOTE 2 • continued
property as if it were vacant and to fair value of the intangible assets (which include in-place leases.) The as-if-vacant value is allocated to land, buildings, and personal property based on management's determination of the relative fair values of these assets. The estimated fair value of the property is the amount that would be recoverable upon the disposition of the property. Techniques used to estimate fair value include discounted cash flow analysis and reference to recent sales of comparables. A land value is assigned based on the purchase price if land is acquired separately or based on estimated fair value if acquired in a merger or in a single or portfolio acquisition.
Above-market and below-market in-place lease intangibles for acquired properties are recorded at fair value based on the difference between (i) the contractual amounts to be paid pursuant to the in-place leases and (ii) management's estimate of market lease rates for the corresponding in-place leases, measured over a period equal to the remaining non-cancelable term of the lease.
Other intangible assets acquired include amounts for in-place lease values that are based upon the Company's evaluation of the specific characteristics of the leases. Factors considered in the fair value analysis include an estimate of carrying costs and foregone rental income during hypothetical expected lease-up periods, considering current market conditions, and costs to execute similar leases. The Company also considers information about each property obtained during its pre-acquisition due diligence, marketing and leasing activities in estimating the relative fair value of the tangible and intangible assets acquired.
Depreciation is computed on a straight-line basis over the estimated useful lives of the assets. The Company uses a 20-40 year estimated life for buildings and improvements and a 5-12 year estimated life for furniture, fixtures and equipment.
Expenditures for ordinary maintenance and repairs are expensed to operations as incurred. Renovations and improvements that improve and/or extend the useful life of the asset are capitalized and depreciated over their estimated useful life, generally five to ten years. Property sales or dispositions are recorded when title transfers and sufficient consideration has been received by the Company and the Company has no significant involvement with the property sold.
The Company periodically evaluates its long-lived assets, including its real estate investments, for impairment indicators. The judgments regarding the existence of impairment indicators are based on factors such as operational performance, market conditions, expected holding period of each asset and legal and environmental concerns. If indicators exist, the Company compares the expected future undiscounted cash flows for the long-lived asset against the carrying amount of that asset. If the sum of the estimated undiscounted cash flows is less than the carrying amount of the asset, an impairment loss is recorded for the difference between the estimated fair value and the carrying amount of the asset. If our anticipated holding period for properties, the estimated fair value of properties or other factors change based on market conditions or otherwise, our evaluation of impairment charges may be different and such differences could be material to our consolidated financial statements. The evaluation of anticipated cash flows is subjective and is based, in part, on assumptions regarding future occupancy, rental rates and capital requirements that could differ materially from actual results. Plans to hold properties over longer periods decrease the likelihood of recording impairment losses.
During fiscal year 2012, the Company incurred a loss of approximately $428,000 due to impairment of two properties. The $128,000 impairment of the Company's Kentwood, Michigan, retail property was based on receipt of a market offer to purchase and the Company's intention to dispose of the property (a purchase agreement was signed by the Company in the fourth quarter of fiscal year 2012). A related impairment of $7,000 was recorded to write-off goodwill assigned to the Kentwood property. This property was classified as held for sale at April 30, 2012, and the related impairment charge for fiscal year 2012 is in discontinued operations. Also during fiscal year 2012, the Company recognized a $293,000 impairment loss on eight condominium units in Grand Chute, Wisconsin. The impairment of the condominiums was based on receipt of a market offer to purchase two of the units and the Company's intention to dispose of the units (a purchase agreement was signed by the Company in the fourth quarter of fiscal year 2012). The condominiums were classified as held for sale at April 30, 2012, and the related impairment charge for fiscal year 2012 is reported in discontinued operations. See Note 12 for additional information. No impairment losses were recorded in fiscal year 2011.
2012 Annual Report F-10

NOTE 2 • continued
During fiscal year 2010, the Company incurred a loss of $1.7 million due to impairment of three properties. The Company recorded a charge for impairment of approximately $818,000 on a commercial retail property in Ladysmith, Wisconsin, based upon receipt of a market offer to purchase and the Company's probable intention to dispose of the property. The Company recorded a charge for impairment of approximately $152,000 on its former headquarters building in Minot, North Dakota, based upon receipt and acceptance of a market offer to purchase. These two properties were subsequently sold and the related impairment charges for fiscal year 2010 are reported in discontinued operations. See Note 12 for additional information. The Company also recorded an impairment charge of approximately $708,000 on its retail property located in Kentwood, Michigan, in fiscal year 2010.  This property's tenant vacated the premises but continued to pay rent under a lease agreement that expired on October 29, 2010. Broker representations and market data for this commercial retail property provided the basis for the impairment charge. As noted above, this property was further impaired in the third quarter and classified as held for sale in the fourth quarter of fiscal 2012, and the related impairment charges for fiscal years 2012 and 2010 are reported in discontinued operations. See Note 12 for additional information.
REAL ESTATE HELD FOR SALE
Real estate held for sale is stated at the lower of its carrying amount or estimated fair value less disposal costs. The Company's determination of fair value is based on inputs management believes are consistent with those that market participants would use.  Estimates are significantly impacted by estimates of sales price, selling velocity, and other factors. Due to uncertainties in the estimation process, actual results could differ from such estimates. Depreciation is not recorded on assets classified as held for sale.
U.S. GAAP requires management to make certain significant judgments as to the classification of any of our properties as held for sale on the balance sheet. The Company makes a determination as to the point in time that it is probable that a sale will be consummated. It is not unusual for real estate sales contracts to allow potential buyers a period of time to evaluate the property prior to formal acceptance of the contract. In addition, certain other matters critical to the final sale, such as financing arrangements, often remain pending even upon contract acceptance. As a result, properties under contract may not close within the expected time period, or may not close at all. Due to these uncertainties, it is not likely that the Company can meet the criteria of the current accounting principles governing the classification of properties as held for sale prior to a sale formally closing. Therefore, any properties categorized as held for sale represent only those properties that management has determined are probable to close within the requirements set forth in current accounting principles. Eight condominium units in Grand Chute, Wisconsin, and a retail property in Kentwood, Michigan, were classified as held for sale at April 30, 2012.
The Company reports, in discontinued operations, the results of operations and the related gains or losses of a property that has either been disposed of or is classified as held for sale and otherwise meets the classification of a discontinued operation.
IDENTIFIED INTANGIBLE ASSETS AND LIABILITIES AND GOODWILL
Upon acquisition of real estate, the Company records the intangible assets and liabilities acquired (for example, if the leases in place for the real estate property acquired carry rents above the market rent, the difference is classified as an intangible asset) at their estimated fair value separate and apart from goodwill.  The Company amortizes identified intangible assets and liabilities that are determined to have finite lives based on the period over which the assets and liabilities are expected to affect, directly or indirectly, the future cash flows of the real estate property acquired (generally the life of the lease).  In the twelve months ended April 30, 2012 and 2011, respectively, the Company added approximately $416,000 and $6.5 million of new intangible assets and $0 and $32,000 of new intangible liabilities. The weighted average lives of the intangible assets and intangible liabilities acquired in the twelve months ended April 30, 2012 and 2011 are 10.0 years and 9.5 years, respectively.  Amortization of intangibles related to above or below-market leases is recorded in real estate rentals in the Consolidated Statements of Operations. Amortization of other intangibles is recorded in depreciation/amortization related to real estate investments in the Consolidated Statements of Operations. Intangible assets subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that their carrying amount may not be recoverable.  An impairment loss is recognized if the carrying amount of an intangible asset is not recoverable and its carrying amount exceeds its estimated fair value.
2012 Annual Report F-11

NOTE 2 • continued
The excess of the cost of an acquired business over the net of the amounts assigned to assets acquired (including identified intangible assets) and liabilities assumed is recorded as goodwill. The Company's goodwill has an indeterminate life and is not amortized, but is tested for impairment on an annual basis, or more frequently if events or changes in circumstances indicate that the asset might be impaired. Goodwill book value as of April 30, 2012 and 2011 was $1.1 million. The annual reviews of goodwill compared the fair value of the business units that have been assigned goodwill to their carrying value (investment cost less accumulated depreciation), with the results for these periods indicating no impairment. During fiscal year 2012 the impairment of a Kentwood, Michigan, retail property indicated that goodwill assigned to the property was also impaired. Accordingly, an approximately $7,000 impairment to goodwill was recognized. In fiscal year 2011 the Company disposed of four multi-family residential properties that had goodwill assigned, and as result, approximately $261,000 of goodwill was derecognized.
PROPERTY AND EQUIPMENT
Property and equipment consists of the equipment contained at IRET's headquarters in Minot, North Dakota, corporate offices in Minneapolis and St. Cloud, Minnesota, and additional property management offices in Kansas, Minnesota, Missouri, Montana, Nebraska, North Dakota and South Dakota. The balance sheet reflects these assets at cost, net of accumulated depreciation. As of April 30, 2012 and 2011, property and equipment cost was $2.9 million. Accumulated depreciation was $1.4 million and $1.2 million as of April 30, 2012 and 2011, respectively.
MORTGAGE LOANS RECEIVABLE
Mortgage loans receivable (which include contracts for deed) are stated at the outstanding principal balance, net of an allowance for uncollectibility. Interest income is accrued and reflected in the balance sheet. Non-performing loans are recognized as impaired. The Company evaluates the collectibility of both interest and principal of each of its loans, if circumstances warrant, to determine whether the loan is impaired. A loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the existing contractual terms. An allowance is recorded to reduce impaired loans to their estimated fair value. Interest on impaired loans is recognized on a cash basis.
CASH AND CASH EQUIVALENTS
Cash and cash equivalents include all cash and highly liquid investments purchased with maturities of three months or less. Cash and cash equivalents consist of the Company's bank deposits and short-term investment certificates acquired subject to repurchase agreements, and the Company's deposits in a money market mutual fund.
COMPENSATING BALANCES AND OTHER INVESTMENTS; LENDER HOLDBACKS
The Company maintains compensating balances, not restricted as to withdrawal, with several financial institutions in connection with financing received from those institutions and/or to ensure future credit availability. At April 30, 2012, the Company's compensating balances consisted of the following: Dacotah Bank, Minot, North Dakota, deposit of $350,000; United Community Bank, Minot, North Dakota, deposit of $275,000; Commerce Bank, A Minnesota Banking Corporation, deposit of $250,000; First International Bank, Watford City, North Dakota, deposit of $6.1 million; Peoples State Bank of Velva, North Dakota, deposit of $225,000; Equity Bank, Minnetonka, Minnesota, deposit of $300,000; Associated Bank, Green Bay, Wisconsin, deposit of $500,000; Venture Bank, Eagan, Minnesota, deposit of $500,000, and American National Bank, Omaha, Nebraska, deposit of $400,000. The deposits at United Community Bank and Equity Bank and a portion of the deposit at Dacotah Bank are held as certificates of deposit and comprise the $634,000 in other investments on the Consolidated Balance Sheets. The certificates of deposit have remaining terms of less than two years and the Company intends to hold them to maturity.
The Company has a number of mortgage loans under which the lender retains a portion of the loan proceeds for the payment of construction costs or tenant improvements, and additionally has two construction loans (for the Company's Trinity build-to-suit project and Jamestown Theater expansion project) under which the lender held back a portion of the loan proceeds for release against specified construction milestones. The decrease of $5.7 million in lender holdbacks for improvements reflected in the Consolidated Statements of Cash Flows for the fiscal year ended

2012 Annual Report F-12

NOTE 2 • continued
April 30, 2012 is due primarily to the release of loan proceeds to the Company upon completion of these construction milestones and tenant improvement projects, while the increase of $1.7 million represents additional amounts retained by lenders.
ALLOWANCE FOR DOUBTFUL ACCOUNTS
Management evaluates the appropriate amount of the allowance for doubtful accounts by assessing the recoverability of individual real estate mortgage loans and rent receivables, through a comparison of their carrying amount with their estimated realizable value. Management considers tenant financial condition, credit history and current economic conditions in establishing these allowances. Receivable balances are written off when deemed uncollectible. Recoveries of receivables previously written off, if any, are recorded when received. A summary of the changes in the allowance for doubtful accounts for fiscal years ended April 30, 2012, 2011 and 2010 is as follows:
	(in thousands)
	2012	2011	2010
Balance at beginning of year	$1,316	$1,172	$1,131
Provision	298	733	1,399
Write-off	(251)	(589)	(1,358)
Balance at close of year	$1,363	$1,316	$1,172
TAX, INSURANCE, AND OTHER ESCROW
Tax, insurance, and other escrow includes funds deposited with a lender for payment of real estate tax and insurance, and reserves for funds to be used for replacement of structural elements and mechanical equipment of certain projects. The funds are under the control of the lender. Disbursements are made after supplying written documentation to the lender.
REAL ESTATE DEPOSITS
Real estate deposits include funds held by escrow agents to be applied toward the purchase of real estate or the payment of loan costs associated with loan placement or refinancing.
DEFERRED LEASING AND LOAN ACQUISITION COSTS
Costs and commissions incurred in obtaining tenant leases are amortized on the straight-line method over the terms of the related leases. Costs incurred in obtaining long-term financing are amortized to interest expense over the life of the loan using the straight-line method, which approximates the effective interest method.
INCOME TAXES
IRET operates in a manner intended to enable it to continue to qualify as a REIT under Sections 856-860 of the Internal Revenue Code of 1986, as amended.  Under those sections, a REIT which distributes at least 90% of its REIT taxable income as a dividend to its shareholders each year and which meets certain other conditions will not be taxed on that portion of its taxable income which is distributed to shareholders. For the fiscal years ended April 30, 2012, 2011 and 2010, the Company distributed in excess of 90% of its taxable income and realized capital gains from property dispositions within the prescribed time limits; accordingly, no provision has been made for federal income taxes in the accompanying consolidated financial statements. If the Company fails to qualify as a REIT in any taxable year, the Company will be subject to federal income tax on its taxable income at regular corporate rates (including any alternative minimum tax) and may not be able to qualify as a REIT for the four subsequent taxable years.  Even as a REIT, the Company may be subject to certain state and local income and property taxes, and to federal income and excise taxes on undistributed taxable income.  In general, however, if the Company qualifies as a REIT, no provisions for federal income taxes are necessary except for taxes on undistributed REIT taxable income and taxes on the income generated by a taxable REIT subsidiary (TRS). The Company currently has no TRS.
2012 Annual Report F-13

NOTE 2 • continued
IRET conducts its business activity as an Umbrella Partnership Real Estate Investment Trust ("UPREIT") through its Operating Partnership. UPREIT status allows IRET to accept the contribution of real estate in exchange for Units. Generally, such a contribution to a limited partnership allows for the deferral of gain by an owner of appreciated real estate.
Distributions for the calendar year ended December 31, 2011 were characterized, for federal income tax purposes, as 18.04% ordinary income, 37.48% capital gain and 44.48% return of capital.  Distributions for the calendar year ended December 31, 2010 were characterized, for federal income tax purposes, as 28.53% ordinary income and 71.47% return of capital.
REVENUE RECOGNITION
Residential rental properties are leased under operating leases with terms generally of one year or less. Commercial properties are leased under operating leases to tenants for various terms generally exceeding one year. Lease terms often include renewal options. Rental revenue is recognized on the straight-line basis, which averages minimum required rents over the terms of the leases. Rents recognized in advance of collection are reflected as receivable arising from straight-lining of rents, net of allowance for doubtful accounts.  Rent concessions, including free rent, are amortized on a straight-line basis over the terms of the related leases.
Reimbursements from tenants for real estate taxes and other recoverable operating expenses are recognized as revenue in the period the applicable expenditures are incurred. IRET receives payments for these reimbursements from substantially all of its tenants at multi-tenant commercial properties throughout the year.
A number of the commercial leases provide for a base rent plus a percentage rent based on gross sales in excess of a stipulated amount. These percentage rents are recorded once the required sales level is achieved.
Interest on mortgage loans receivable is recognized in income as it accrues during the period the loan is outstanding. In the case of non-performing loans, income is recognized as discussed above in the Mortgage Loans Receivable section of this Note 2.
NET INCOME PER SHARE
Basic net income per share is computed as net income available to common shareholders divided by the weighted average number of common shares outstanding for the period. The Company has no potentially dilutive financial interests; the potential exchange of Units for common shares will have no effect on net income per share because Unitholders and common shareholders effectively share equally in the net income of the Operating Partnership.
INVOLUNTARY CONVERSION OF ASSETS
As previously reported, Minot, North Dakota, where IRET's corporate headquarters is located, experienced significant flooding in June 2011, resulting in extensive damage to the Arrowhead Shopping Center and to the Chateau Apartments property, which consists of two 32-unit buildings.  Additionally, on February 22, 2012, one of the buildings of the Chateau Apartments property, which had been undergoing restoration work following the flood, was completely destroyed by fire. The Company expects to rebuild the destroyed building but has no firm estimates at this time for costs or expected completion date of such rebuilding. The property is insured and the Company expects the losses to be covered under its insurance policy, subject to a deductible of $200,000 for each event. The Company expensed $400,000 in fiscal year 2012 for the flood and fire deductibles. The remaining 32 units in Chateau Apartments were available for leasing in the first quarter of fiscal year 2013. Arrowhead Shopping Center is currently in various stages of re-leasing.  Costs related to clean-up, redevelopment and loss of rents for Arrowhead Shopping Center and Chateau Apartments from the June 2011 flood are being reimbursed to the Company by its insurance carrier, less the Company's deductible of $200,000 under the policy.  As of April 30, 2012, for the Arrowhead and Chateau flood loss the Company had received or confirmed pending receipt of $5.7 million of insurance proceeds for flood clean-up costs and redevelopment and approximately $666,000 reimbursement for business interruption (loss of rents).  Reimbursement for business interruption is included within real estate rentals in the Consolidated Statements of Operations.
2012 Annual Report F-14

NOTE 2 • continued
In regard to Arrowhead Shopping Center, the total insurance proceeds for redevelopment at April 30, 2012 exceeded the estimated basis in the assets requiring replacement, resulting in the recognition of approximately $274,000 in gain from involuntary conversion in fiscal year 2012. IRET expects final settlement of the Arrowhead insurance claim to occur in the second quarter of fiscal year 2013. The Company is currently unable to estimate whether and to what extent there may be a gain or loss on involuntary conversion due to the Chateau Apartments fire.

CREDIT RISK	12 Months Ended
Apr. 30, 2012
CREDIT RISK [Abstract]
CREDIT RISK
NOTE 3 • CREDIT RISK
The Company is potentially exposed to credit risk for cash deposited with FDIC-insured financial institutions in accounts which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts.
IRET has entered into a cash management arrangement with First Western Bank (the "Bank") with respect to deposit accounts that exceed FDIC Insurance coverage. On a daily basis, account balances are swept into a repurchase account.  The Bank pledges fractional interests in US Government Securities owned by the Bank at an amount equal to the excess over the uncollected balance in the repurchase account. The amounts deposited by IRET pursuant to the repurchase agreement are not insured by FDIC. At April 30, 2012 and 2011, these amounts totaled $15.1 million and $23.5 million, respectively.

PROPERTY OWNED	12 Months Ended
Apr. 30, 2012
PROPERTY OWNED [Abstract]
PROPERTY OWNED
NOTE 4 • PROPERTY OWNED
Property, consisting principally of real estate, is stated at cost less accumulated depreciation and totaled $1.5 billion and $1.4 billion as of April 30, 2012, and 2011, respectively.
Construction period interest of approximately $571,000, $152,000, and $19,000 has been capitalized for the years ended April 30, 2012, 2011, and 2010, respectively.
The future minimum lease receipts to be received under non-cancellable leases for commercial properties as of April 30, 2012, assuming that no options to renew or buy out the lease are exercised, are as follows:
Year Ended April 30,	(in thousands)
2013	$112,174
2014	102,100
2015	90,119
2016	79,637
2017	65,030
Thereafter	206,791
$655,851
See Real Estate Investments within Note 2 for information about impairment losses recorded during fiscal years 2012 and 2011.

IDENTIFIED INTANGIBLE ASSETS AND LIABILITIES	12 Months Ended
Apr. 30, 2012
IDENTIFIED INTANGIBLE ASSETS AND LIABILITIES [Abstract]
IDENTIFIED INTANGIBLE ASSETS AND LIABILITIES
NOTE 5 • IDENTIFIED INTANGIBLE ASSETS AND LIABILITIES
The Company's identified intangible assets and intangible liabilities at April 30, 2012 and 2011 were as follows:
	(in thousands)
	April 30, 2012	April 30, 2011
Identified intangible assets (included in intangible assets):
Gross carrying amount	$92,401	$91,986
Accumulated amortization	(47,813)	(42,154)
Net carrying amount	$44,588	$49,832

Indentified intangible liabilities (included in other liabilities):
Gross carrying amount	$1,104	$1,104
Accumulated amortization	(967)	(900)
Net carrying amount	$137	$204
2012 Annual Report F-15

NOTE 5 • continued
The effect of amortization of acquired below-market leases and acquired above-market leases on rental income was approximately $(45,000) and $(72,000) for the twelve months ended April 30, 2012 and 2011, respectively. The estimated annual amortization of acquired below-market leases, net of acquired above-market leases for each of the five succeeding fiscal years is as follows:
Year Ended April 30,	(in thousands)
2013	$32
2014	35
2015	18
2016	14
2017	6

Amortization of all other identified intangible assets (a component of depreciation/amortization related to real estate investments) was $5.5 million and $7.1 million for the twelve months ended April 30, 2012 and 2011, respectively. The estimated annual amortization of all other identified intangible assets for each of the five succeeding fiscal years is as follows:
Year Ended April 30,	(in thousands)
2013	$4,588
2014	4,182
2015	3,825
2016	3,608
2017	3,139

NONCONTROLLING INTERESTS	12 Months Ended
Apr. 30, 2012
NONCONTROLLING INTERESTS [Abstract]
NONCONTROLLING INTERESTS
NOTE 6 • NONCONTROLLING INTERESTS
Interests in the Operating Partnership held by limited partners are represented by Units. The Operating Partnership's income is allocated to holders of Units based upon the ratio of their holdings to the total Units outstanding during the period. Capital contributions, distributions, and profits and losses are allocated to noncontrolling interests in accordance with the terms of the Operating Partnership agreement.
IRET reflects noncontrolling interests in consolidated real estate entities on the balance sheet for the portion of properties consolidated by IRET that are not wholly owned by IRET. The earnings or losses from these properties attributable to the noncontrolling interests are reflected as net income attributable to noncontrolling interests – consolidated real estate entities in the Consolidated Statements of Operations.  The Company's noncontrolling interests – consolidated real estate entities at April 30, 2012 and 2011 were as follows:
	(in thousands)
	April 30, 2012	April 30, 2011
Mendota Properties LLC	$7,460	$7,964
IRET-1715 YDR, LLC	958	1,009
IRET-Williston Garden Apartments, LLC	2,295	0
IRET - Jamestown Medical Building, LLC	1,471	0
WRH Holding, LLC	1,380	0
Noncontrolling interests – consolidated real estate entities	$13,564	$8,973

LINE OF CREDIT	12 Months Ended
Apr. 30, 2012
LINE OF CREDIT [Abstract]
LINE OF CREDIT
NOTE 7 • LINE OF CREDIT
As of April 30, 2012, the Company had one secured line of credit with First International Bank and Trust, Watford City, North Dakota, as lead bank. This line of credit matures on August 12, 2013, and had, as of April 30, 2012, lending commitments of $60.0 million. Participants in this secured credit facility as of April 30, 2012 included, in addition to First International Bank, the following financial institutions:  The Bank of North Dakota; First Western Bank and Trust; Dacotah Bank; United Community Bank of North Dakota; American State Bank & Trust Company and Town & Country Credit Union. As of April 30, 2012, the Company had advanced $39.0 million under the line of credit. The line of credit has a minimum outstanding principal balance requirement of $10.0 million. The interest rate on borrowings under the facility during fiscal year 2012 was the Wall Street Journal Prime Rate +1.0%, with a floor of 5.65% and a cap of 8.65%; interest-only payments are due monthly based on the total amount of advances outstanding. The line of credit may be prepaid at par at any time. The facility includes covenants and restrictions requiring the Company to achieve on a calendar quarter basis a debt service coverage ratio on borrowing base collateral of 1.25x in the aggregate and 1.00x on individual assets in the collateral pool, and the Company is also required to maintain minimum depository account(s) totaling $6.0 million with First International, of which $1.5 million is to be held in a non-interest bearing account. As of April 30, 2012, 23 properties with a total cost of $114.6 million collateralized this line of credit. As of April 30, 2012, the Company believes it is in compliance with the facility covenants. Subsequent to the end of fiscal year 2012, effective June 15, 2012, IRET Properties agreed to an amendment to the line of credit to increase the interest rate spread on borrowings to the Wall Street Journal Prime Rate +1.25% and to lower the floor interest rate to 5.15%. All other terms of the line of credit remain unchanged. This credit facility is summarized in the following table:
	(in thousands)
Financial Institution	Amount Available	Amount Outstanding as of April 30, 2012	Amount Outstanding as of April 30, 2011	Applicable Interest Rate as of April 30, 2012	Maturity Date	Weighted Average Int. Rate on Borrowings during fiscal year 2012

First International Bank & Trust	$60,000	$39,000	$30,000	5.65%	8/12/13	5.65%

MORTGAGES PAYABLE	12 Months Ended
Apr. 30, 2012
MORTGAGES PAYABLE [Abstract]
MORTGAGES PAYABLE
NOTE 8 • MORTGAGES PAYABLE
The Company's mortgages payable are collateralized by substantially all of its properties owned. The majority of the Company's mortgages payable are secured by individual properties or groups of properties, and are non-recourse to the Company, other than for standard carve-out obligations such as fraud, waste, failure to insure, environmental conditions and failure to pay real estate taxes. As of April 30, 2012, the management of the Company believes there are no defaults or material compliance issues in regard to any mortgages payable. Interest rates on mortgages payable range from 3.32% to 8.25%, and the mortgages have varying maturity dates from May 1, 2012, through July 1, 2036.
Of the mortgages payable, the balance of fixed rate mortgages totaled $1.0 billion at April 30, 2012 and $992.3 million at April 30, 2011, and the balances of variable rate mortgages totaled $16.2 million and $1.5 million as of April 30, 2012, and 2011, respectively. The Company does not utilize derivative financial instruments to mitigate its exposure to changes in market interest rates. Most of the fixed rate mortgages have substantial pre-payment penalties. As of April 30, 2012, the weighted-average rate of interest on the Company's mortgage debt was 5.78%, compared to 5.92% on April 30, 2011. The aggregate amount of required future principal payments on mortgages payable as of April 30, 2012, is as follows:
Year Ended April 30,	(in thousands)
2013	$51,162
2014	74,572
2015	106,483
2016	86,464
2017	199,089
Thereafter	530,919
Total payments	$1,048,689

TRANSACTIONS WITH RELATED PARTIES	12 Months Ended
Apr. 30, 2012
TRANSACTIONS WITH RELATED PARTIES [Abstract]
TRANSACTIONS WITH RELATED PARTIES
NOTE 9 • TRANSACTIONS WITH RELATED PARTIES
BANKING SERVICES
The Company has an ongoing banking relationship with First International Bank and Trust, Watford City, North Dakota ("First International").  Stephen L. Stenehjem, a member of the Company's Board of Trustees, is the President and Chief Executive Officer of First International, and the bank is owned by Mr. Stenehjem and members of his family. During fiscal year 2012, the Company had two mortgage loans outstanding with First International, with original principal balances of $3.2 million (Grand Forks MedPark Mall) and $2.4 million (Georgetown Square/Fox River), respectively, bearing interest at 6.25% and 7.25% per annum. Subsequent to the end of fiscal year 2012, on May 1, 2012, the mortgage loan on Georgetown Square/Fox River was repaid. During fiscal year 2012, the Company entered into a construction loan with First International for $13.7 million to finance the development of a residential property in Williston, North Dakota. The balance drawn on the construction loan at April 30, 2012 was $6.3 million. The Company paid interest on these loans of approximately $195,000, $162,000 and $65,000, respectively, in fiscal year 2012, and paid $102,000 in origination fees and closing costs on the construction loan. The Company has a multi-bank line of credit with a capacity of $60.0 million, of which First International is the lead bank and a participant with a $12.0 million commitment. In fiscal year 2012, the Company paid First International a total of approximately $531,000 in interest on First International's portion of the outstanding balance of this credit line, and paid fees of $70,000. In connection with this multi-bank line of credit, the Company maintains compensating balances with First International totaling $6.0 million, of which $1.5 million is held in a non-interest bearing account, and $4.5 million is held in an account that pays the Company interest on the deposited amount of 0.25% per annum.  The Company also maintains a number of checking accounts with First International.  In fiscal year 2012, the Company paid less than $500 in total in various bank service and other fees charged on these checking accounts.
In fiscal year 2011, the Company paid First International $212,000 in interest on First International's portion of the multi-bank line of credit and paid fees of $219,000. In fiscal years 2011 and 2010, the Company paid interest of approximately $72,000 and $238,000, respectively, for borrowing under a $14.0 million line of credit that was subsequently terminated in fiscal year 2011, and paid a $10,000 renewal fee for the line of credit in fiscal year 2010.  In fiscal year 2011, the Company paid interest and fees on outstanding mortgage loans totaling approximately $390,000, and paid interest in fiscal year 2010 on mortgage loans outstanding of approximately $789,000.  In both fiscal years 2011 and 2010, the Company paid under $500 in total in various bank service and other fees charged on checking accounts maintained with First International.
Total payments of interest and fees from the Company to First International Bank were approximately $1.1 million, $893,000 and $1.0 million in fiscal years 2012, 2011 and 2010, respectively.
PROPERTY TRANSACTION
During fiscal year 2012, the Company acquired an apartment property in St. Cloud, Minnesota, for a purchase price of $7.9 million. A limited partnership of which Stephen Stenehjem is the general partner was one of six investors in this property prior to its acquisition by the Company, and the Company's purchase of the property resulted in the issuance to this limited partnership of UPREIT units of the Operating Partnership valued at issuance at approximately $1.0 million.

ACQUISITIONS AND DISPOSITIONS	12 Months Ended
Apr. 30, 2012
ACQUISITIONS AND DISPOSITIONS [Abstract]
ACQUISITIONS AND DISPOSITIONS
NOTE 10 • ACQUISITIONS AND DISPOSITIONS
PROPERTY ACQUISITIONS
IRET Properties paid approximately $97.1 million for real estate properties added to its portfolio during fiscal year 2012, compared to $45.6 million in fiscal year 2011. The $97.1 million paid for real estate properties added to the Company's portfolio in fiscal year 2012 consisted of limited partnership units of the Operating Partnership valued at issuance at $8.1 million and $7.2 million in assumed mortgage debt, with the remainder paid in cash. The Company expensed approximately $542,000 of transaction costs related to the acquisitions in fiscal year 2012. Of the $45.6 million paid in fiscal year 2011, approximately $5.0 million was paid in the form of limited partnership units of the Operating Partnership and approximately $9.9 million consisted of the assumption of mortgage debt, with the remainder paid in cash. The Company expensed approximately $179,000 of transaction costs related to the acquisitions in fiscal year 2011. The fiscal year 2012 and 2011 additions are detailed below.
2012 Annual Report F-18

NOTE 10 • continued
Fiscal 2012 (May 1, 2011 to April 30, 2012)
		(in thousands)
Acquisitions and Development Projects Placed in Service	Date Acquired	Land	Building	Intangible Assets	Acquisition Cost

Multi-Family Residential
147 unit - Regency Park Estates - St. Cloud, MN	8/1/11	$702	$10,198	$0	$10,900
50 unit - Cottage West Twin Homes - Sioux Falls, SD	10/12/11	968	3,762	0	4,730
24 unit - Gables Townhomes - Sioux Falls, SD	10/12/11	349	1,921	0	2,270
36 unit - Evergreen II - Isanti, MN	11/1/11	691	2,784	0	3,475
116 unit - Grand Gateway - St. Cloud MN	2/16/12	814	7,086	0	7,900
84 unit - Ashland - Grand Forks, ND	3/16/12	741	7,569	0	8,310
72 unit - Williston Garden Buildings 1 and 2 - Williston, ND(1)	4/27/12	700	8,978	0	9,678
		4,965	42,298	0	47,263

Commercial Medical
17,273 sq. ft Spring Creek American Falls - American Falls, ID	9/1/11	145	3,870	55	4,070
15,571 sq. ft Spring Creek Soda Springs - Soda Springs, ID	9/1/11	66	2,134	30	2,230
15,559 sq. ft Spring Creek Eagle - Eagle, ID	9/1/11	263	3,775	62	4,100
31,820 sq. ft Spring Creek Meridian - Meridian, ID	9/1/11	424	6,724	102	7,250
26,605 sq. ft Spring Creek Overland - Boise, ID	9/1/11	687	5,941	97	6,725
16,311 sq. ft Spring Creek Boise - Boise, ID	9/1/11	708	4,296	71	5,075
26,605 sq. ft Spring Creek Ustick - Meridian, ID	9/1/11	467	3,833	0	4,300
Meadow Wind Land - Casper, WY	9/1/11	50	0	0	50
24,795 sq. ft Trinity at Plaza 16 - Minot, ND(2)	9/23/11	0	5,685	0	5,685
3,431 sq. ft Edina 6525 Drew Ave S - Edina, MN	10/13/11	388	117	0	505
22,193 sq. ft Meadow Winds Addition - Casper, WY(3)	12/30/11	0	3,952	0	3,952
		3,198	40,327	417	43,942

Commercial Retail
19,037 sq. ft. Jamestown Buffalo Mall - Jamestown, ND(4)	6/15/11	0	879	0	879

Unimproved Land
Industrial-Office Build-to-Suit - Minot, ND	9/7/11	416	0	0	416
Renaissance Heights - Williston, ND	4/11/12	4,600	0	0	4,600
		5,016	0	0	5,016

Total Property Acquisitions		$13,179	$83,504	$417	$97,100
(1)	Development property placed in service April 27, 2012. Buildings 3 and 4 of this project are expected to be placed in service during the first quarter of fiscal year 2013.
(2)	Development property placed in service September 23, 2011. Additional costs paid in fiscal year 2011 totaled $3.3 million, for a total project cost at April 30, 2012 of $9.0 million.
(3)	Expansion project placed in service December 30, 2011.
(4)	Construction project placed in service June 15, 2011. Additional costs paid in fiscal year 2011 totaled $1.4 million, for a total project cost at April 30, 2012 of $2.3 million.
2012 Annual Report F-19

NOTE 10 • continued
Fiscal 2011 (May 1, 2010 to April 30, 2011)
		(in thousands)
Acquisitions and Development Projects Placed in Service	Date Acquired	Land	Building	Intangible Assets	Acquisition Cost

Multi-Family Residential
24 unit - North Pointe 2 - Bismarck, ND	2/3/11	$159	$1,713	$0	$1,872
44 unit - Sierra Vista - Sioux Falls, SD	2/28/11	241	2,097	0	2,338
		400	3,810	0	4,210

Commercial Office
58,574 sq. ft. Omaha 10802 Farnam Dr - Omaha, NE	12/16/10	2,462	4,374	1,459	8,295

Commercial Medical
14,705 sq. ft. Billings 2300 Grant Road - Billings, MT	7/15/10	649	1,216	657	2,522
14,640 sq. ft. Missoula 3050 Great Northern - Missoula, MT	7/15/10	640	1,331	752	2,723
108,503 sq. ft. Edgewood Vista Minot - Minot, ND	11/10/10	1,046	11,590	2,545	15,181
23,965 sq. ft. Edgewood Vista Spearfish Expansion - Spearfish, SD1	1/10/11	0	2,777	0	2,777
		2,335	16,914	3,954	23,203

Commercial Industrial
42,244 sq. ft. Fargo 1320 45th St N - Fargo, ND2	6/22/10	0	1,634	0	1,634

Commercial Retail
47,709 sq. ft. Minot 1400 31st Ave - Minot, ND	12/10/10	1,026	6,143	1,081	8,250

Total Property Acquisitions		$6,223	$32,875	$6,494	$45,592
(1)	Expansion project placed in service January 10, 2011.
(2)	Development property placed in service June 22, 2010. Additional costs incurred in fiscal year 2010 totaled $2.3 million, for a total project cost at April 30, 2011 of $3.9 million.
Acquisitions in fiscal years 2012 and 2011 are immaterial to our real estate portfolio both individually and in the aggregate, and consequently no proforma information is presented. The results of operations from acquired properties are included in the Consolidated Statements of Operations as of their acquisition date. The revenue and net income of our fiscal year 2012 and 2011 acquisitions (excluding development projects placed in service) are detailed below.
	(in thousands)
	April 30, 2012	April 30, 2011
Total revenue	$4,213	$1,988
Net income	$950	$332

2012 Annual Report F-20

NOTE 10 • continued
PROPERTY DISPOSITIONS
During fiscal year 2012, the Company disposed of two properties for an aggregate sale price of $3.2 million, compared to six properties and one patio home for an aggregate sale price of $83.3 million during fiscal year 2011. The Company's dispositions during fiscal 2012 and 2011 are detailed below.
Fiscal 2012 (May 1, 2011 to April 30, 2012)
	(in thousands)
Dispositions	Sales Price	Book Value and Sales Cost	Gain/(Loss)

Commercial Retail
41,200 sq ft. Livingstone Pamida - Livingston, MT	$2,175	$1,586	$589
12,556 sq ft. East Grand Station – East Grand Forks, MN	$1,062	$1,302	$(240)

Total Property Dispositions	$3,237	$2,888	$349

Fiscal 2011 (May 1, 2010 to April 30, 2011)
	(in thousands)
Dispositions	Sales Price	Book Value and Sales Cost	Gain/(Loss)

Multi-Family Residential
504 unit - Dakota Hill at Valley Ranch - Irving, TX	$36,100	$30,909	$5,191
192 unit - Neighborhood Apartments - Colorado Springs, CO	11,200	9,664	1,536
195 unit - Pinecone Apartments - Fort Collins, CO	15,875	10,422	5,453
210 unit - Miramont Apartments - Fort Collins, CO	17,200	10,732	6,468
	80,375	61,727	18,648

Commercial Medical
1,410 sq. ft. Edgewood Vista Patio Home 4330 - Fargo, ND	205	220	(15)

Commercial Industrial
29,440 sq. ft. Waconia Industrial Building - Waconia, MN	2,300	1,561	739

Commercial Retail
41,000 sq. ft. Ladysmith Pamida - Ladysmith, WI	450	457	(7)

Total Property Dispositions	$83,330	$63,965	$19,365

OPERATING SEGMENTS	12 Months Ended
Apr. 30, 2012
OPERATING SEGMENTS [Abstract]
OPERATING SEGMENTS
NOTE 11 • OPERATING SEGMENTS
IRET reports its results in five reportable segments: multi-family residential, commercial office, commercial medical (including senior housing), commercial industrial and commercial retail properties.  The Company's reportable segments are aggregations of similar properties.

Segment information in this report is presented based on net operating income, which we define as total real estate revenues and gain on involuntary conversion less real estate expenses and real estate taxes (excluding depreciation and amortization related to real estate investments and real estate impairment).  The following tables present real estate revenues and net operating income for the fiscal years ended April 30, 2012, 2011 and 2010 from our five reportable segments, and reconcile net operating income of reportable segments to net income as reported in the consolidated financial statements. Segment assets are also reconciled to Total Assets as reported in the consolidated financial statements.

	(in thousands)
Year Ended April 30, 2012	Multi-Family Residential	Commercial Office	Commercial Medical	Commercial Industrial	Commercial Retail	Total

Real estate revenue	$72,500	$74,334	$65,531	$14,325	$13,408	$240,098
Real estate expenses	33,905	34,816	20,655	3,549	4,468	97,393
Gain on involuntary conversion					274	274
Net operating income	$38,595	$39,518	$44,876	$10,776	$9,214	142,979
Depreciation/amortization						(60,011)
Administrative, advisory and trustee fees						(7,381)
Other expenses						(1,898)
Interest expense						(64,722)
Interest and other income						786
Income from continuing operations						9,753
Loss from discontinued operations						(47)
Net income						$9,706

	(in thousands)
Year Ended April 30, 2011	Multi-Family Residential	Commercial- Office	Commercial- Medical	Commercial- Industrial	Commercial- Retail	Total

Real estate revenue	$65,229	$77,747	$66,048	$13,165	$13,156	$235,345
Real estate expenses	33,216	36,055	22,451	4,328	4,839	100,889
Net operating income	$32,013	$41,692	$43,597	$8,837	$8,317	134,456
Depreciation/amortization						(58,128)
Administrative, advisory and trustee services						(7,222)
Other expenses						(1,747)
Interest expense						(63,425)
Interest and other income						541
Income from continuing operations						4,475
Income from discontinued operations						19,876
Net income						$24,351

2012 Annual Report F-22

NOTE 11 • continued
	(in thousands)
Year Ended April 30, 2010	Multi-Family Residential	Commercial- Office	Commercial- Medical	Commercial- Industrial	Commercial- Retail	Total

Real estate revenue	$63,873	$82,079	$57,439	$13,095	$12,852	$229,338
Real estate expenses	31,757	36,833	17,829	4,121	4,744	95,284
Gain on involuntary conversion	1,660	0	0	0	0	1,660
Net operating income	$33,776	$45,246	$39,610	$8,974	$8,108	135,714
Depreciation/amortization						(56,836)
Administrative, advisory and trustee services						(6,218)
Other expenses						(2,513)
Interest expense						(65,045)
Interest and other income						894
Income from continuing operations						5,996
Loss from discontinued operations						(1,411)
Net income						$4,585

Segment Assets and Accumulated Depreciation
	(in thousands)
As of April 30, 2012	Multi-Family Residential	Commercial Office	Commercial Medical	Commercial Industrial	Commercial Retail	Total

Segment assets
Property owned	$539,783	$605,318	$500,268	$119,002	$127,638	$1,892,009
Less accumulated depreciation	(128,834)	(121,422)	(78,744)	(20,693)	(23,797)	(373,490)
Total property owned	$410,949	$483,896	$421,524	$98,309	$103,841	$1,518,519
Real estate held for sale						2,067
Cash and cash equivalents						39,989
Other investments						634
Receivables and other assets						114,569
Development in progress						27,599
Unimproved land						10,990
Total Assets						$1,714,367

	(in thousands)
As of April 30, 2011	Multi-Family Residential	Commercial Office	Commercial Medical	Commercial Industrial	Commercial Retail	Total

Segment assets
Property owned	$484,815	$595,491	$447,831	$117,602	$125,059	$1,770,798
Less accumulated depreciation	(117,718)	(104,650)	(65,367)	(17,713)	(23,504)	(328,952)
Total property owned	$367,097	$490,841	$382,464	$99,889	$101,555	$1,441,846
Cash and cash equivalents						41,191
Other investments						625
Receivables and other assets						115,302
Development in progress						9,693
Unimproved land						6,550
Mortgage loans receivable, net of allowance						156
Total Assets						$1,615,363

DISCONTINUED OPERATIONS	12 Months Ended
Apr. 30, 2012
DISCONTINUED OPERATIONS [Abstract]
DISCONTINUED OPERATIONS
NOTE 12 • DISCONTINUED OPERATIONS
The Company reports in discontinued operations the results of operations of a property that has either been disposed of or is classified as held for sale. The Company also reports any gains or losses from the sale of a property in discontinued operations. Eight condominium units in Grand Chute, Wisconsin, and a retail property in Kentwood, Michigan, were classified as held for sale at April 30, 2012. There were no properties classified as held for sale as of April 30, 2011 and 2010. The following information shows the effect on net income and the gains or losses from the sale of properties classified as discontinued operations for the fiscal years ended April 30, 2012, 2011 and 2010. The financial statements have been restated to reflect the property sold or classified as held for sale during the six months ended October 31, 2012. During the second quarter of fiscal year 2013, the Company sold two multi-family residential properties in Fargo, North Dakota and Moorhead, Minnesota, respectively, and classified a third multi-family residential property in Fargo, North Dakota, as held for sale.
	(in thousands)
	2012	2011	2010
REVENUE
Real estate rentals	$1,832	$7,887	$13,289
Tenant reimbursement	62	112	148
TOTAL REVENUE	1,894	7,999	13,437
EXPENSES
Depreciation/amortization related to real estate investments	313	1,542	2,919
Utilities	225	776	1,163
Maintenance	246	993	1,471
Real estate taxes	196	853	1,543
Insurance	52	158	343
Property management expenses	271	1,111	1,737
Other expenses	67	28	0
Amortization related to non-real estate investments	0	4	8
Real estate impairment	428	0	1,678
TOTAL EXPENSES	1,798	5,465	10,862
Interest expense	(508)	(2,028)	(4,061)
Interest income	0	5	7
Other income	16	0	0
(Loss) income from discontinued operations before gain on sale	(396)	511	(1,479)
Gain on sale of discontinued operations	349	19,365	68
(LOSS) INCOME FROM DISCONTINUED OPERATIONS	$(47)	$19,876	$(1,411)
Segment Data
Multi-Family Residential	$161	$19,268	$535
Commercial Office	0	0	(169)
Commercial Medical	(455)	(186)	(409)
Commercial Industrial	0	726	(23)
Commercial Retail	247	68	(1,345)
Total	$(47)	$19,876	$(1,411)

	(in thousands)
	2012	2011	2010
Property Sale Data
Sales price	$3,237	$83,330	$560
Net book value and sales costs	(2,888)	(63,965)	(492)
Gain on sale of discontinued operations	$349	$19,365	$68

EARNINGS PER SHARE	12 Months Ended
Apr. 30, 2012
EARNINGS PER SHARE [Abstract]
EARNINGS PER SHARE
NOTE 13 • EARNINGS PER SHARE
Basic earnings per share is computed by dividing net income available to common shareholders by the weighted average number of common shares outstanding during the period. The Company has no outstanding options, warrants, convertible stock or other contractual obligations requiring issuance of additional common shares that would result in a dilution of earnings. Units can be exchanged for shares on a one-for-one basis after a minimum holding period of one year. The following table presents a reconciliation of the numerator and denominator used to calculate basic and diluted earnings per share reported in the consolidated financial statements for the fiscal years ended April 30, 2012, 2011 and 2010:
	For Years Ended April 30,
	(in thousands, except per share data)
	2012	2011	2010
NUMERATOR
Income from continuing operations – Investors Real Estate Trust	$8,255	$4,181	$5,087
(Loss) income from discontinued operations – Investors Real Estate Trust	(43)	15,901	(1,086)
Net income attributable to Investors Real Estate Trust	8,212	20,082	4,001
Dividends to preferred shareholders	(2,372)	(2,372)	(2,372)
Numerator for basic earnings per share – net income available to common shareholders	5,840	17,710	1,629
Noncontrolling interests – Operating Partnership	1,359	4,449	562
Numerator for diluted earnings per share	$7,199	$22,159	$2,191
DENOMINATOR
Denominator for basic earnings per share weighted average shares	83,557	78,628	69,093
Effect of convertible operating partnership units	19,875	20,154	20,825
Denominator for diluted earnings per share	103,432	98,782	89,918
Earnings per common share from continuing operations – Investors Real Estate Trust – basic and diluted	$.07	$.02	$.04
Earnings (loss) per common share from discontinued operations – Investors Real Estate Trust – basic and diluted	.00	.20	(.01)
NET INCOME PER COMMON SHARE – BASIC & DILUTED	$.07	$.22	$.03

RETIREMENT PLANS	12 Months Ended
Apr. 30, 2012
RETIREMENT PLANS [Abstract]
RETIREMENT PLANS
NOTE 14 • RETIREMENT PLANS
IRET sponsors a defined contribution profit sharing retirement plan and a defined contribution 401(k) plan.  IRET's defined contribution profit sharing retirement plan is available to employees over the age of 21 who have completed one year of service.  Participation in IRET's defined contribution 401(k) plan is available to employees over the age of 21 who have completed one year of service and who work at least 1,000 hours per calendar year, and employees participating in the 401(k) plan may contribute up to maximum levels established by the IRS.  Employer contributions to the profit sharing and 401(k) plans are at the discretion of the Company's management.  IRET expects to contribute not more than 3.5% of the salary of each employee participating in the profit sharing plan, and currently matches, dollar for dollar, employee contributions to the 401(k) plan in an amount equal to up to 4.0% of the salary of each employee participating in the 401(k) plan, for a total expected contribution of not more than 7.5% of the salary of each of the employees participating in both plans. Contributions by IRET to the profit sharing plan are subject to a vesting schedule; contributions by IRET under the 401(k) plan are fully vested when made.  IRET's contributions to these plans on behalf of employees totaled approximately $871,000, $598,000 and $400,000 in fiscal years 2012, 2011 and 2010, respectively.  The increase in cost from fiscal year 2010 to fiscal year 2012 was due to growth in the number of employees during IRET's transition to internal property management.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Apr. 30, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 15 • COMMITMENTS AND CONTINGENCIES
Ground Leases. As of April 30, 2012, the Company is a tenant under operating ground or air rights leases on twelve of its properties. The Company pays a total of approximately $500,000 per year in rent under these ground leases, which have remaining terms ranging from 3 months to 89 years, and expiration dates ranging from July 2012 to October 2100. The Company has renewal options for six of the twelve ground leases, and rights of first offer or first refusal for the remainder.
The expected timing of ground and air rights lease payments as of April 30, 2012 is as follows:
(in thousands)
Year Ended April 30,	Lease Payments
2013	$499
2014	500
2015	501
2016	473
2017	445
Thereafter	22,041
Total	$24,459

Legal Proceedings. IRET is involved in various lawsuits arising in the normal course of business. Management believes that such matters will not have a material effect on the Company's consolidated financial statements.
Environmental Matters. It is generally IRET's policy to obtain a Phase I environmental assessment of each property that the Company seeks to acquire.  Such assessments have not revealed, nor is the Company aware of, any environmental liabilities that IRET believes would have a material adverse effect on IRET's financial position or results of operations. IRET owns properties that contain or potentially contain (based on the age of the property) asbestos or lead, or have underground fuel storage tanks. For certain of these properties, the Company estimated the fair value of the conditional asset retirement obligation and chose not to book a liability, because the amounts involved were immaterial. With respect to certain other properties, the Company has not recorded any related asset retirement obligation, as the fair value of the liability cannot be reasonably estimated, due to insufficient information. IRET believes it does not have sufficient information to estimate the fair value of the asset retirement obligations for these properties because a settlement date or range of potential settlement dates has not been specified by others, and, additionally, there are currently no plans or expectation of plans to sell or to demolish these properties, or to undertake major renovations that would require removal of the asbestos, lead and/or underground storage tanks.  These properties are expected to be maintained by repairs and maintenance activities that would not involve the removal of the asbestos, lead and/or underground storage tanks.  Also, a need for renovations caused by tenant changes, technology changes or other factors has not been identified.
Tenant Improvements.  In entering into leases with tenants, IRET may commit itself to fund improvements or build-outs of the rented space to suit tenant requirements.  These tenant improvements are typically funded at the beginning of the lease term, and IRET is accordingly exposed to some risk of loss if a tenant defaults prior to the expiration of the lease term, and the rental income that was expected to cover the cost of the tenant improvements is not received.  As of April 30, 2012, the Company is committed to fund approximately $7.1 million in tenant improvements, within approximately the next 12 months.
Purchase Options. The Company has granted options to purchase certain IRET properties to tenants in these properties, under lease agreements.  In general, the options grant the tenant the right to purchase the property at the greater of such property's appraised value or an annual compounded increase of a specified percentage of the initial cost of the property to IRET. The property cost and gross rental revenue of these properties are as follows:
2012 Annual Report F-26

NOTE 15 • continued
	(in thousands)
		Gross Rental Revenue
Property	Investment Cost	2012	2011		2010
Billings 2300 Grant Road - Billings, MT	$2,522	$291	$226		$	n/	a
Fargo 1320 45th Street N - Fargo, ND	4,160	400	333			n/	a
Great Plains - Fargo, ND	15,375	1,843	1,876			1,876
Healtheast St John & Woodwinds - Maplewood & Woodbury, MN	21,601	2,152	2,152			2,152
Minnesota National Bank - Duluth, MN	2,272	127	105			164
Missoula 3050 Great Northern - Missoula, MT	2,723	315	243			n/	a
Sartell 2000 23rd Street South - Sartell, MN	12,716	868	1,209			1,173
Spring Creek American Falls- American Falls, ID	4,070	234	n/	a		n/	a
Spring Creek Boise - Boise, ID	5,075	293	n/	a		n/	a
Spring Creek Eagle - Eagle, ID	4,100	237	n/	a		n/	a
Spring Creek Meridian - Meridian, ID	7,250	417	n/	a		n/	a
Spring Creek Overland - Overland, ID	6,725	387	n/	a		n/	a
Spring Creek Soda Springs - Soda Springs, ID	2,262	130	n/	a		n/	a
Spring Creek Ustick - Meridian, ID	4,300	246	n/	a		n/	a
St. Michael Clinic - St. Michael, MN	2,851	248	244			241
Stevens Point - Stevens Point, WI	15,020	1,020	1,104			1,356
Winsted Industrial Building - Winsted, MN	1,049	32	n/	a		n/	a
Total	$114,071	$9,240	$7,492			$6,962

Restrictions on Taxable Dispositions.  Approximately 108 of the Company's properties, consisting of approximately 6.0 million square feet of our combined commercial segment's properties and 3,921 apartment units, are subject to restrictions on taxable dispositions under agreements entered into with some of the sellers or contributors of the properties.  The real estate investment amount of these properties (net of accumulated depreciation) was approximately $786.5 million at April 30, 2012. The restrictions on taxable dispositions are effective for varying periods.  The terms of these agreements generally prevent us from selling the properties in taxable transactions.  The Company does not believe that the agreements materially affect the conduct of its business or its decisions whether to dispose of restricted properties during the restriction period because the Company generally holds these and its other properties for investment purposes, rather than for sale. Historically, however, where the Company has deemed it to be in its shareholders' best interests to dispose of restricted properties, the Company has done so through transactions structured as tax-deferred transactions under Section 1031 of the Internal Revenue Code.
Redemption Value of UPREIT Units.  The limited partnership units ("UPREIT Units") of the Company's operating partnership, IRET Properties, are redeemable at the option of the holder for cash, or, at our option, for the Company's common shares of beneficial interest on a one-for-one basis, after a minimum one-year holding period.  All UPREIT Units receive the same cash distributions as those paid on common shares.  UPREIT Units are redeemable for an amount of cash per Unit equal to the average of the daily market price of an IRET common share for the ten consecutive trading days immediately preceding the date of valuation of the Unit.  As of April 30, 2012 and 2011, the aggregate redemption value of the then-outstanding UPREIT Units of the operating partnership owned by limited partners was approximately $147.8 million and $188.0 million, respectively.
Joint Venture Buy/Sell Options.  Certain of IRET's joint venture agreements contain buy/sell options in which each party under certain circumstances has the option to acquire the interest of the other party, but do not generally require that the Company buy its partners' interests. During the third quarter of fiscal year 2012, IRET acquired, in an equity transaction for $1.3 million, its joint venture partner's interest in the Company's only joint venture which allowed IRET's unaffiliated partner, at its election, to require that IRET buy its interest at a purchase price to be determined by an appraisal conducted in accordance with the terms of the agreement, or at a negotiated price. The entity will continue to be consolidated in IRET's financial statements. The Company currently has no joint ventures in which its joint venture partner can require the Company to buy the partner's interest.
Development Projects.   The Company has various contracts outstanding with third parties in connection with ongoing development projects.  As of April 30, 2012, contractual commitments for development projects are as follows:
2012 Annual Report F-27

NOTE 15 • continued
Multi-Family Conversion, Minot, North Dakota:  The Company is converting an existing approximately 15,000 square foot commercial office building in Minot, North Dakota to a 20-unit multi-family residential property, for an estimated total cost of $3.0 million and a projected completion date in the fourth quarter of fiscal year 2013. As of April 30, 2012, the Company had incurred approximately $321,000 of these project costs.
Quarry Ridge Apartment Homes, Rochester, Minnesota: In June 2011, the Company commenced construction on an approximately 159-unit apartment project in Rochester, Minnesota, located adjacent to its existing Quarry Ridge Apartment Homes. The Company currently estimates that construction costs (excluding the value of the land) will total approximately $17.3 million, and that the project will be completed in the first quarter of fiscal 2013. As of April 30, 2012, the Company had incurred approximately $14.5 million of the estimated construction costs.
Williston Apartments, Williston, North Dakota:  During the second quarter of fiscal year 2012, the Company formed a joint venture to construct a 144-unit multi-family residential property in Williston, North Dakota.  Construction commenced in August 2011, and 72 units were placed in service during the fourth quarter of fiscal year 2012.  The Company estimates that the remaining 72 units will be placed in service during the first quarter of fiscal year 2013 at a total project cost to the joint venture entity of approximately $19.5 million, including the value of the land. The Company is the majority member of the joint venture, with a 60% interest; the remaining 40% interest is held by the Company's joint venture partner, a Minnesota limited liability company formed by a developer and a construction company based in St. Cloud, Minnesota. The Company's cash contribution to the project is approximately $3.3 million; the Company's joint venture partner contributed project planning and development services and the land for the project, which together were valued at $2.2 million. The remainder of the project cost is being financed with a construction loan from First International Bank & Trust. As of April 30, 2012, the joint venture entity had incurred approximately $14.4 million of the total estimated project costs.
Senior Housing Memory Care and Assisted Living Units, Laramie, Wyoming:  During the second quarter of fiscal year 2012, the Company entered into a contract for the construction of an additional 29 assisted living units at its existing 48-unit Spring Wind senior housing facility in Laramie, Wyoming, and for the conversion of an existing 16 units at the facility to memory care units, for a total, following project completion, of 61 assisted living units and 16 memory care units. The Company estimates that the construction costs for this expansion project will total approximately $3.8 million and that the project will be completed in the first quarter of fiscal year 2013.  As of April 30, 2012, the Company had incurred approximately $1.8 million of these project costs.
Industrial-Office Build-to-Suit, Minot, North Dakota:  During the second quarter of fiscal year 2012, the Company entered into a 10-year, fully net lease with a provider of production enhancement services to the oil and gas industry, to construct and then lease an approximately 28,000 square foot industrial building to be located in Minot, North Dakota on an approximately 9.6-acre parcel of vacant land. Construction began in October 2011, with completion estimated in the summer of 2012.  Total construction costs are currently estimated at $5.8 million (including the cost of the land), subject to tenant requested changes. As of April 30, 2012, the Company had incurred approximately $2.2 million of these estimated construction costs.
Jamestown Medical Office Building, Jamestown, North Dakota:  During the fourth quarter of fiscal year 2012, the Company formed a joint venture to construct a one-story, approximately 45,000 square foot medical office building on an approximately 4.9 acre parcel of land adjacent to the Jamestown Regional Medical Center campus in Jamestown, North Dakota, for a total project cost estimated at $9.2 million. The land on which the project is being built is held by the joint venture entity under a pre-paid ground lease with an initial term of 79 years and two 10-year renewals. The Company is the majority member of the joint venture, with a 51% interest; the remaining interest is held by the Company's joint venture partner, a Minnesota limited liability company formed by the principal in a medical leasing and development firm based in Minneapolis, Minnesota. The Company's cash contribution to the project is expected to be approximately $1.5 million, with the remainder of the project cost being provided by the Company's joint venture partner and from the proceeds of the joint venture entity's $6.2 million construction loan with Wells Fargo bank. As of April 30, 2012, the joint venture entity had incurred approximately $1.6 million of the total estimated project costs. Construction of the medical office building began in the fourth quarter of fiscal year 2012, with completion of the project currently expected in the fourth quarter of fiscal year 2013.

FAIR VALUE MEASUREMENTS	12 Months Ended
Apr. 30, 2012
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 16 • FAIR VALUE MEASUREMENTS
ASC 820, Fair Value Measurement  and Disclosures defines and establishes a framework for measuring fair value.  The objective of fair value is to determine the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (the exit price). ASC 820 establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three levels, as follows:
Level 1:  Quoted prices in active markets for identical assets
Level 2:  Significant other observable inputs
Level 3:  Significant unobservable inputs
There were no transfers in and out of Level 1, Level 2 and Level 3 fair value measurements during fiscal years 2012 and 2011. Fair value estimates may be different than the amounts that may ultimately be realized upon sale or disposition of the assets and liabilities.
Fair Value Measurements on a Recurring Basis
The Company had no assets or liabilities recorded at fair value on a recurring basis at April 30, 2012 and 2011.
Fair Value Measurements on a Nonrecurring Basis
Non-financial assets measured at fair value on a nonrecurring basis at April 30, 2012 consisted of real estate held for sale that was written-down to estimated fair value during fiscal year 2012. See Note 2 for additional information on impairment losses recognized during fiscal year 2012. There were no impairment write-downs in fiscal year 2011. The aggregate fair value of these assets by their levels in the fair value hierarchy are as follows:
	(in thousands)
	April 30, 2012
	Total	Level 1	Level 2	Level 3
Real estate held for sale	$2,067	$0	$0	$2,067

Financial Assets and Liabilities Not Measured at Fair Value
The following methods and assumptions were used to estimate the fair value of each class of financial assets and liabilities. The fair values of our financial instruments approximate their carrying amount in our consolidated financial statements except for debt.
Mortgage Loans Receivable. Fair values are based on the discounted value of future cash flows expected to be received for a loan using current rates at which similar loans would be made to borrowers with similar credit risk and the same remaining maturities. Terms are short term in nature and carrying value approximates the estimated fair value.
Cash and Cash Equivalents. The carrying amount approximates fair value because of the short maturity.
Other Investments. The carrying amount, or cost plus accrued interest, of the certificates of deposit approximates fair value.
Other Debt. The fair value of other debt is estimated based on the discounted cash flows of the loan using current market rates, which are estimated based on recent financing transactions (Level 3).
Lines of Credit.  The carrying amount approximates fair value because the variable rate debt re-prices frequently.
Mortgages Payable. For variable rate loans that re-price frequently, fair values are based on carrying values. The fair value of fixed rate loans is estimated based on the discounted cash flows of the loans using current market rates, which are estimated based on recent financing transactions (Level 3).
2012 Annual Report F-29

NOTE 16 • continued
The estimated fair values of the Company's financial instruments as of April 30, 2012 and 2011 are as follows:
	(in thousands)
	2012		2011
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
FINANCIAL ASSETS
Mortgage loans receivable	$0	$0	$156	$156
Cash and cash equivalents	39,989	39,989	41,191	41,191
Other investments	634	634	625	625
FINANCIAL LIABILITIES
Other debt	13,875	13,973	8,200	7,279
Lines of credit	39,000	39,000	30,000	30,000
Mortgages payable	1,048,689	1,087,082	993,803	1,013,713

COMMON AND PREFERRED SHARES OF BENEFICIAL INTEREST AND EQUITY	12 Months Ended
Apr. 30, 2012
COMMON AND PREFERRED SHARES OF BENEFICIAL INTEREST AND EQUITY [Abstract]
COMMON AND PREFERRED SHARES OF BENEFICIAL INTEREST AND EQUITY
NOTE 17 • COMMON AND PREFERRED SHARES OF BENEFICIAL INTEREST AND EQUITY
Distribution Reinvestment and Share Purchase Plan.  During fiscal years 2012 and 2011, IRET issued 4.8 million and 1.7 million common shares, respectively, pursuant to its distribution reinvestment and share purchase plan, at a total value at issuance of $34.3 million and $14.5 million, respectively. The shares issued under the distribution reinvestment and share purchase plan during fiscal year 2012 consisted of 1.5 million shares valued at issuance at $10.8 million that were issued for reinvested distributions and approximately 3.3 million shares valued at $23.5 million at issuance that were sold for voluntary cash contributions. The shares issued under the distribution reinvestment and share purchase plan during fiscal year 2011 consisted of 1.3 million shares valued at issuance at $11.4 million that were issued for reinvested distributions and approximately 372,000 shares valued at $3.1 million at issuance that were sold for voluntary cash contributions. IRET's distribution reinvestment plan is available to common shareholders of IRET and all limited partners of IRET Properties. Under the distribution reinvestment plan, shareholders or limited partners may elect to have all or a portion of their distributions used to purchase additional IRET common shares, and may elect to make voluntary cash contributions for the purchase of IRET common shares, at a discount (currently 5%) from the market price.
Conversion of Units to Common Shares.  During fiscal years 2012 and 2011, respectively, approximately 759,000 and 1.0 million Units were converted to common shares, with a total value of $3.5 million and $6.9 million included in equity.
Issuance of Common Shares.  The Company has an effective shelf registration statement under which it has registered common and preferred shares of beneficial interest with an aggregate public offering price of up to $150.0 million. On January 20, 2012, the Company entered into a continuous equity offering program under this shelf registration statement with BMO Capital Markets Corp. ("BMO") as sales agent, pursuant to which the Company may from time to time offer and sell its common shares of beneficial interest having an aggregate gross sales price of up to $100.0 million. Sales of common shares, if any, under the program will depend upon market conditions and other factors to be determined by IRET.  During fiscal year 2012, IRET issued 3.3 million common shares under this program for total proceeds (before offering expenses but after underwriting discounts and commissions) of $24.0 million.  During fiscal year 2011, IRET sold 1.8 million common shares under its previous continuous equity offering program with Robert W. Baird & Co., Incorporated as sales agent, for net proceeds of approximately $15.0 million, before offering expenses but after underwriting discounts and commissions.  The shelf registration statement under which the Company had reserved shares for issuance under this previous continuous equity offering program expired at the end of its three-year life during the second quarter of fiscal year 2012.
Series A Cumulative Redeemable Preferred Shares of Beneficial Interest.  During fiscal year 2004, the Company issued 1,150,000 shares of 8.25% Series A Cumulative Redeemable Preferred Shares of Beneficial Interest for total proceeds of $27.3 million, net of selling costs. Holders of the Company's Series A Cumulative Redeemable Preferred Shares of Beneficial Interest are entitled to receive dividends at an annual rate of 8.25% of the liquidation preference of $25 per share, or $2.0625 per share per annum. These dividends are cumulative and payable quarterly in arrears. The shares are not convertible into or exchangeable for any other property or any other securities of the Company at the election of the holders. However, the Company, at its option, may redeem the shares at a redemption price of $25.00 per share, plus any accrued and unpaid distributions through the date of redemption. The shares have no maturity date and will remain outstanding indefinitely unless redeemed by the Company.

QUARTERLY RESULTS OF CONSOLIDATED OPERATIONS (unaudited)	12 Months Ended
Apr. 30, 2012
QUARTERLY RESULTS OF CONSOLIDATED OPERATIONS (unaudited) [Abstract]
QUARTERLY RESULTS OF CONSOLIDATED OPERATIONS (unaudited)
NOTE 18 • QUARTERLY RESULTS OF CONSOLIDATED OPERATIONS (unaudited)
	(in thousands, except per share data)
QUARTER ENDED	July 31, 2011	October 31, 2011	January 31, 2012	April 30, 2012
Revenues – as previously reported	$59,557	$60,629	$60,981	$60,621
Reclassified to discontinued operations(1)	(393)	(429)	(435)	(433)
Revenues – as revised for discontinued operations	$59,164	$60,200	$60,546	$60,188

Net income attributable to Investors Real Estate Trust	$1,421	$1,285	$2,127	$3,379
Net income available to common shareholders	$828	$692	$1,534	$2,786
Net income per common share - basic & diluted	$.01	$.01	$.02	$.03

	(in thousands, except per share data)
QUARTER ENDED	July 31, 2010	October 31, 2010	January 31, 2011	April 30, 2011
Revenues – as previously reported	$59,042	$58,765	$60,121	$59,026
Reclassified to discontinued operations(1)	(401)	(398)	(403)	(407)
Revenues – as revised for discontinued operations	$58,641	$58,367	$59,718	$58,619

Net income attributable to Investors Real Estate Trust	$1,986	$5,819	$11,833	$444
Net income (loss) available to common shareholders	$1,393	$5,226	$11,240	$(149)
Net income (loss) per common share - basic & diluted	$.02	$.07	$.14	$(.01)
(1)            Revenue that has been reclassified to discontinued operations. See Note 12 for additional information.
The above financial information is unaudited. In the opinion of management, all adjustments (which are of a normal recurring nature) have been included for a fair presentation.

REDEEMABLE NONCONTROLLING INTERESTS	12 Months Ended
Apr. 30, 2012
REDEEMABLE NONCONTROLLING INTERESTS [Abstract]
REDEEMABLE NONCONTROLLING INTERESTS
NOTE 19 • REDEEMABLE NONCONTROLLING INTERESTS
Redeemable noncontrolling interests on our Consolidated Balance Sheets represent the noncontrolling interest in a joint venture of the Company in which the Company's unaffiliated partner, at its election, could require the Company to buy its interest at a purchase price to be determined by an appraisal conducted in accordance with the terms of the agreement, or at a negotiated price. Redeemable noncontrolling interests are presented at the greater of their carrying amount or redemption value at the end of each reporting period. Changes in the value from period to period are charged to common shares of beneficial interest on our Consolidated Balance Sheets. The Company acquired this interest from its joint venture partner in the third quarter of fiscal year 2012, and following this acquisition, currently has no redeemable noncontrolling interests in consolidated real estate entities. As of April 30, 2012, 2011 and 2010, the estimated redemption value of the redeemable noncontrolling interests was $0, $987,000 and $1.8 million, respectively.  Below is a table reflecting the activity of the redeemable noncontrolling interests.
	(in thousands)
	2012	2011	2010
Balance at beginning of fiscal year	$987	$1,812	$1,737
Net income (loss)	12	(13)	60
Net distributions	(27)	(442)	(177)
Mark-to-market adjustments	35	(370)	192
Acquisition of joint venture partner's interest	(1,007)	0	0
Balance at close of fiscal year	$0	$987	$1,812

SUBSEQUENT EVENTS	12 Months Ended
Apr. 30, 2012
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
NOTE 20 • SUBSEQUENT EVENTS
Common and Preferred Share Distributions. On July 2, 2012, the Company paid a distribution of 51.56 cents per share on the Company's Series A Cumulative Redeemable Preferred Shares to preferred shareholders of record on June 15, 2012. On July 2, 2012, the Company paid a distribution of 13.00 cents per share on the Company's common shares and units, to common shareholders and Unitholders of record on June 15, 2012.
Completed Acquisitions and Dispositions.  Subsequent to the end of fiscal year 2012, on May 8, 2012, the Company closed on its acquisition of a 308-unit multi-family residential property in Topeka, Kansas, for a purchase price totaling $17.7 million, of which approximately $12.5 million consisted of the assumption of existing debt, with the remainder paid in cash. On June 4, 2012, the Company closed on its acquisition of two multi-family residential properties in Lincoln, Nebraska. The 232-unit Colony apartment property was acquired for a purchase price of $17.5 million, of which approximately $14.2 million was paid in cash and the remainder in limited partnership units of the Operating Partnership valued at issuance at approximately $3.3 million. The 208-unit Lakeside Village apartment property was acquired for a purchase price of $17.3 million, of which approximately $13.8 million was paid in cash and the remainder in limited partnership units of the Operating Partnership valued at issuance at approximately $3.5 million. The Company placed mortgage debt of $14.0 million and $13.8 million, respectively, on these two properties on June 4, 2012. The purchase price accounting is incomplete for the acquisitions that closed subsequent to the end of fiscal year 2012.
On June 20, 2012, the Company sold an approximately 16,000 square foot retail property in Kentwood, Michigan, for a sale price of $625,000. On June 21, 2012, the Company sold two condominium units in Grand Chute, Wisconsin, for a sale price of approximately $330,000.
On June 15, 2012 the Company filed a registration statement with the Securities and Exchange Commission to register shares for issuance under the Company's DRIP. This registration statement replaces the previous DRIP registration statement, and all shares remaining unsold under the previous DRIP registration statement were transferred to the new registration statement.  On June 29, 2012, the Company filed a registration statement with the Securities and Exchange Commission to enable the Company to offer and sell, from time to time, in one or more offerings, common and preferred shares of beneficial interest with an aggregate public offering price of up to $150.0 million. This shelf registration statement is in addition to the Company's currently-effective registration statement under which the Company registered, in May 2010, common and preferred shares with an aggregate public offering price of up to $150.0 million, of which $100.0 million has been reserved for issuance under the continuous equity offering program with BMO as sales agent.

SCHEDULE III - REAL ESTATE AND ACCUMULATED DEPRECIATION	12 Months Ended
Apr. 30, 2012
SCHEDULE III - REAL ESTATE AND ACCUMULATED DEPRECIATION [Abstract]
SCHEDULE III - REAL ESTATE AND ACCUMULATED DEPRECIATION
INVESTORS REAL ESTATE TRUST AND SUBSIDIARIES
April 30, 2012
Schedule III - REAL ESTATE AND ACCUMULATED DEPRECIATION (in thousands)
		Initial Cost to Company			Gross amount at which carried at close of period
Description	Encumbrances(a)	Land	Buildings & Improvements	Costs capitalized subsequent to acquisition	Land	Buildings & Improvements	Total	Accumulated Depreciation	Date of Construction or Acquisition	Life on which depreciation in latest income statement is computed
Multi-Family Residential
11th Street 3 Plex - Minot, ND	$93	$11	$53	$10	$16	$58	$74	$(6)	2008	40 years
4th Street 4 Plex - Minot, ND	107	15	74	13	22	80	102	(8)	2008	40 years
Apartments on Main - Minot, ND	709	158	1,123	20	178	1,123	1,301	(128)	1987	24-40 years
Arbors - S Sioux City, NE	4,074	350	6,625	1,143	603	7,515	8,118	(1,256)	2006	40 years
Ashland - Grand Forks, ND	5,800	741	7,569	0	741	7,569	8,310	(37)	2012	40 years
Boulder Court - Eagan, MN	3,459	1,067	5,498	2,507	1,282	7,790	9,072	(1,738)	2003	40 years
Brookfield Village - Topeka, KS	5,463	509	6,698	1,181	611	7,777	8,388	(1,728)	2003	40 years
Brooklyn Heights - Minot, ND	848	145	1,450	732	204	2,123	2,327	(765)	1997	12-40 years
Campus Center - St. Cloud, MN	1,350	395	2,244	137	398	2,378	2,776	(319)	2007	40 years
Campus Heights - St. Cloud, MN	0	110	628	47	112	673	785	(92)	2007	40 years
Campus Knoll - St. Cloud, MN	900	266	1,512	76	271	1,583	1,854	(216)	2007	40 years
Campus Plaza - St. Cloud, MN(1)	0	54	311	39	59	345	404	(47)	2007	40 years
Campus Side - St. Cloud, MN(1)	0	107	615	76	114	684	798	(93)	2007	40 years
Campus View - St. Cloud, MN(1)	0	107	615	66	109	679	788	(91)	2007	40 years
Candlelight - Fargo, ND	1,274	80	758	1,051	223	1,666	1,889	(772)	1992	24-40 years
Canyon Lake - Rapid City, SD	2,989	305	3,958	799	343	4,719	5,062	(1,199)	2001	40 years
Castlerock - Billings, MT	6,864	736	4,864	1,623	900	6,323	7,223	(2,127)	1998	40 years
Chateau - Minot, ND	0	122	1,499	469	122	1,968	2,090	(219)	1998	12-40 years
Cimarron Hills - Omaha, NE	4,947	706	9,588	4,263	1,244	13,313	14,557	(3,786)	2001	40 years
Colonial Villa - Burnsville, MN	6,918	2,401	11,515	3,404	2,772	14,548	17,320	(3,417)	2003	40 years
Colton Heights - Minot, ND	477	80	672	358	114	996	1,110	(660)	1984	40 years
Cornerstone - St. Cloud, MN(1)	0	54	311	42	55	352	407	(48)	2007	40 years
Cottage West Twin Homes - Sioux Falls, SD	3,758	968	3,762	33	976	3,787	4,763	(52)	2011	40 years
Cottonwood - Bismarck, ND	16,197	1,056	17,372	2,657	1,312	19,773	21,085	(5,253)	1997	40 years
Country Meadows - Billings, MT	6,894	491	7,809	1,067	534	8,833	9,367	(2,970)	1995	33-40 years
Crestview - Bismarck, ND	4,059	235	4,290	1,260	480	5,305	5,785	(2,411)	1994	24-40 years
Crown - Rochester, MN	2,737	261	3,289	128	266	3,412	3,678	(176)	2010	40 years
Crown Colony - Topeka, KS	8,473	620	9,956	1,896	782	11,690	12,472	(3,598)	1999	40 years
East Park - Sioux Falls, SD	1,497	115	2,405	681	156	3,045	3,201	(843)	2002	40 years
Evergreen - Isanti, MN	2,078	380	2,720	72	380	2,792	3,172	(253)	2008	40 years
Evergreen II - Isanti, MN	2,185	691	2,784	2	691	2,786	3,477	(39)	2011	40 years
Fairmont - Minot, ND	367	28	337	43	53	355	408	(36)	2008	40 years
2012 Annual Report F-33

INVESTORS REAL ESTATE TRUST AND SUBSIDIARIES
April 30, 2012
Schedule III - REAL ESTATE AND ACCUMULATED DEPRECIATION (in thousands)
		Initial Cost to Company			Gross amount at which carried at close of period
Description	Encumbrances(a)	Land	Buildings & Improvements	Costs capitalized subsequent to acquisition	Land	Buildings & Improvements	Total	Accumulated Depreciation	Date of Construction or Acquisition	Life on which depreciation in latest income statement is computed
Multi-Family Residential - continued
Forest Park - Grand Forks, ND	$7,934	$810	$5,579	$6,174	$1,339	$11,224	$12,563	$(4,118)	1993	24-40 years
Gables Townhomes - Sioux Falls, SD	1,521	349	1,921	23	364	1,929	2,293	(27)	2011	40 years
Grand Gateway - St. Cloud, MN	5,691	814	7,086	14	814	7,100	7,914	(47)	2012	40 years
Greenfield - Omaha, NE	3,650	578	4,122	512	757	4,455	5,212	(504)	2007	40 years
Heritage Manor - Rochester, MN	4,337	403	6,968	2,144	479	9,036	9,515	(2,989)	1998	40 years
Indian Hills - Sioux City, IA(1)	0	294	2,921	2,987	375	5,827	6,202	(751)	2007	40 years
Kirkwood Manor - Bismarck, ND	3,408	449	2,725	1,343	544	3,973	4,517	(1,429)	1997	12-40 years
Lancaster - St. Cloud, MN	875	289	2,899	868	439	3,617	4,056	(1,213)	2000	40 years
Landmark - Grand Forks, ND	1,759	184	1,514	845	274	2,269	2,543	(818)	1997	40 years
Legacy - Grand Forks, ND	16,540	1,362	21,727	5,447	2,041	26,495	28,536	(7,839)	1995-2005	24-40 years
Mariposa - Topeka, KS	3,067	399	5,110	334	420	5,423	5,843	(1,033)	2004	40 years
Monticello Village - Monticello, MN	2,958	490	3,756	399	616	4,029	4,645	(892)	2004	40 years
North Pointe - Bismarck, ND	3,522	303	3,957	243	324	4,179	4,503	(1,089)	1995-2011	24-40 years
Northern Valley - Rochester, MN	0	110	610	49	119	650	769	(34)	2010	40 years
Oakmont Estates - Sioux Falls, SD	2,573	423	4,838	409	511	5,159	5,670	(1,334)	2002	40 years
Oakwood Estates - Sioux Falls, SD	4,184	543	2,784	4,012	764	6,575	7,339	(2,709)	1993	40 years
Olympic Village - Billings, MT	11,131	1,164	10,441	2,277	1,573	12,309	13,882	(3,695)	2000	40 years
Olympik Village - Rochester, MN	4,715	1,034	6,109	1,351	1,138	7,356	8,494	(1,370)	2005	40 years
Oxbow Park - Sioux Falls, SD	4,086	404	3,152	2,395	557	5,394	5,951	(2,304)	1994	24-40 years
Park Meadows - Waite Park, MN	8,694	1,143	9,099	4,181	1,506	12,917	14,423	(5,118)	1997	40 years
Pebble Springs - Bismarck, ND	809	7	748	101	42	814	856	(276)	1999	40 years
Pinehurst - Billings, MT	313	72	687	160	77	842	919	(222)	2002	40 years
Pines - Minot, ND	136	35	215	149	49	350	399	(113)	2002	40 years
Plaza - Minot, ND	5,720	793	0	15,028	900	14,921	15,821	(1,246)	2009	40 years
Pointe West - Rapid City, SD	2,780	240	3,538	1,118	353	4,543	4,896	(1,983)	1994	24-40 years
Prairie Winds - Sioux Falls, SD	1,488	144	1,816	433	225	2,168	2,393	(1,059)	1993	24-40 years
Prairiewood Meadows - Fargo, ND	2,456	280	2,531	953	340	3,424	3,764	(1,038)	2000	40 years
Quarry Ridge - Rochester, MN	11,876	1,312	13,362	581	1,345	13,910	15,255	(1,980)	2006	40 years
Regency Park Estates - St. Cloud, MN	7,097	702	10,198	140	703	10,337	11,040	(185)	2011	40 years
Ridge Oaks - Sioux City, IA	3,516	178	4,073	1,936	257	5,930	6,187	(1,755)	2001	40 years
Rimrock West - Billings, MT	3,443	330	3,489	1,356	417	4,758	5,175	(1,348)	1999	40 years
Rocky Meadows - Billings, MT	5,338	656	5,726	871	767	6,486	7,253	(2,575)	1995	40 years
Rum River - Isanti, MN	3,741	843	4,823	74	848	4,892	5,740	(619)	2007	40 years
2012 Annual Report F-34

INVESTORS REAL ESTATE TRUST AND SUBSIDIARIES
April 30, 2012
Schedule III - REAL ESTATE AND ACCUMULATED DEPRECIATION (in thousands)
		Initial Cost to Company			Gross amount at which carried at close of period
Description	Encumbrances(a)	Land	Buildings & Improvements	Costs capitalized subsequent to acquisition	Land	Buildings & Improvements	Total	Accumulated Depreciation	Date of Construction or Acquisition	Life on which depreciation in latest income statement is computed
Multi-Family Residential - continued
Sherwood - Topeka, KS	$12,716	$1,145	$14,684	$2,500	$1,503	$16,826	$18,329	$(5,260)	1999	40 years
Sierra Vista - Sioux Falls, SD	1,477	241	2,097	56	251	2,143	2,394	(66)	2011	40 years
South Pointe - Minot, ND	9,109	550	9,548	2,139	1,261	10,976	12,237	(4,442)	1995	24-40 years
Southview - Minot, ND	1,105	185	469	295	236	713	949	(292)	1994	24-40 years
Southwind - Grand Forks, ND	5,818	400	5,034	2,373	714	7,093	7,807	(2,757)	1995	24-40 years
Summit Park - Minot, ND	1,176	161	1,898	1,022	266	2,815	3,081	(983)	1995	24-40 years
Sunset Trail - Rochester, MN	8,373	336	12,814	2,214	522	14,842	15,364	(4,154)	1999	40 years
Sycamore Village - Sioux Falls, SD	842	101	1,317	457	151	1,724	1,875	(495)	2002	40 years
Temple - Minot, ND	83	0	0	226	0	226	226	(36)	2006	40 years
Terrace Heights - Minot, ND	196	29	312	83	40	384	424	(153)	2006	40 years
Terrace On The Green - Moorhead, MN	2,210	24	1,490	1,792	132	3,174	3,306	(2,200)	1970	33-40 years
The Meadows - Jamestown, ND(1)	0	590	4,519	1,063	646	5,526	6,172	(1,663)	1998	40 years
Thomasbrook - Lincoln, NE	6,159	600	10,306	2,753	1,084	12,575	13,659	(3,596)	1999	40 years
University Park Place - St. Cloud, MN(1)	0	78	450	54	78	504	582	(66)	2007	40 years
Valley Park - Grand Forks, ND	4,004	294	4,137	2,481	509	6,403	6,912	(2,055)	1999	40 years
Village Green - Rochester, MN	1,324	234	2,296	581	349	2,762	3,111	(630)	2003	40 years
West Stonehill - Waite Park, MN	8,935	939	10,167	4,227	1,295	14,038	15,333	(5,911)	1995	40 years
Westridge - Minot, ND	1,768	68	1,887	55	72	1,938	2,010	(196)	2008	40 years
Westwood Park - Bismarck, ND	2,041	116	1,909	1,596	258	3,363	3,621	(1,100)	1998	40 years
Williston Garden - Williston, ND	0	700	8,978	0	700	8,978	9,678	(113)	2012	40 years
Winchester - Rochester, MN	3,242	748	5,622	1,437	1,000	6,807	7,807	(1,601)	2003	40 years
Woodridge - Rochester, MN	6,700	370	6,028	1,777	485	7,690	8,175	(2,970)	1997	40 years
Total Multi-Family Residential	$311,153	$38,410	$387,390	$113,983	$48,952	$490,831	$539,783	$(128,834)

Commercial Office
1st Avenue Building - Minot, ND	$0	$30	$80	$(39)	$33	$38	$71	$270	1981	33-40 years
2030 Cliff Road - Eagan, MN	995	146	835	90	158	913	1,071	(246)	2007	40 years
610 Business Center IV - Brooklyn Park, MN	7,125	975	5,542	2,886	980	8,423	9,403	(1,363)	2001	19-40 years
7800 West Brown Deer Road - Milwaukee, WI	10,887	1,455	8,756	2,261	1,475	10,997	12,472	(2,853)	2003	40 years
American Corporate Center - Mendota Heights, MN	9,016	893	16,768	3,879	893	20,647	21,540	(7,061)	2002	40 years
Ameritrade - Omaha, NE	3,195	327	7,957	65	327	8,022	8,349	(2,613)	1999	40 years
Benton Business Park - Sauk Rapids, MN	626	188	1,261	79	188	1,340	1,528	(326)	2003	40 years
Bismarck 715 East Broadway - Bismarck, ND	2,398	389	0	2,389	422	2,356	2,778	(202)	2008	40 years
2012 Annual Report F-35

INVESTORS REAL ESTATE TRUST AND SUBSIDIARIES
April 30, 2012
Schedule III - REAL ESTATE AND ACCUMULATED DEPRECIATION (in thousands)
		Initial Cost to Company			Gross amount at which carried at close of period
Description	Encumbrances(a)	Land	Buildings & Improvements	Costs capitalized subsequent to acquisition	Land	Buildings & Improvements	Total	Accumulated Depreciation	Date of Construction or Acquisition	Life on which depreciation in latest income statement is computed
Commercial Office - continued
Bloomington Business Plaza - Bloomington, MN	$0	$1,300	$6,106	$1,562	$1,311	$7,657	$8,968	$(2,210)	2001	40 years
Brenwood - Minnetonka, MN	5,250	1,688	12,138	3,675	1,697	15,804	17,501	(4,695)	2002	40 years
Brook Valley I - La Vista, NE	1,344	347	1,671	81	347	1,752	2,099	(304)	2005	40 years
Burnsville Bluffs II - Burnsville, MN	1,756	300	2,154	961	359	3,056	3,415	(1,124)	2001	40 years
Cold Spring Center - St. Cloud, MN	5,822	588	7,808	1,002	592	8,806	9,398	(2,698)	2001	40 years
Corporate Center West - Omaha, NE	17,315	3,880	17,509	941	4,167	18,163	22,330	(2,507)	2006	40 years
Crosstown Centre - Eden Prairie, MN	13,687	2,884	14,569	1,620	2,900	16,173	19,073	(3,069)	2004	40 years
Dewey Hill Business Center - Edina, MN	0	985	3,507	907	995	4,404	5,399	(1,522)	2000	40 years
Farnam Executive Center - Omaha, NE	12,160	2,188	11,404	0	2,188	11,404	13,592	(1,604)	2006	40 years
Flagship - Eden Prairie, MN	21,565	1,899	21,638	939	2,013	22,463	24,476	(3,462)	2006	40 years
Gateway Corporate Center - Woodbury, MN	8,700	1,637	7,763	438	1,651	8,187	9,838	(1,165)	2006	40 years
Golden Hills Office Center - Golden Valley, MN	18,251	3,018	18,544	3,249	3,018	21,793	24,811	(6,388)	2003	40 years
Great Plains - Fargo, ND	1,947	126	15,240	10	126	15,250	15,376	(4,845)	1997	40 years
Highlands Ranch I - Highlands Ranch, CO	8,436	2,268	8,362	427	2,268	8,789	11,057	(1,268)	2006	40 years
Highlands Ranch II - Highlands Ranch, CO	8,180	1,437	9,549	1,397	1,437	10,946	12,383	(2,298)	2004	40 years
Interlachen Corporate Center - Edina, MN	9,082	1,650	14,983	1,991	1,668	16,956	18,624	(4,324)	2001	40 years
Intertech Building - Fenton, MO	4,527	2,130	3,968	505	2,147	4,456	6,603	(492)	2007	40 years
Mendota Office Center I - Mendota Heights, MN	3,883	835	6,169	367	835	6,536	7,371	(1,889)	2002	40 years
Mendota Office Center II - Mendota Heights, MN	5,737	1,121	10,085	1,474	1,121	11,559	12,680	(3,777)	2002	40 years
Mendota Office Center III - Mendota Heights, MN	3,942	970	5,734	258	970	5,992	6,962	(1,684)	2002	40 years
Mendota Office Center IV - Mendota Heights, MN	4,687	1,070	7,635	578	1,070	8,213	9,283	(2,396)	2002	40 years
Minnesota National Bank - Duluth, MN	850	287	1,454	171	288	1,624	1,912	(293)	2004	40 years
Minot 2505 16th Street SW - Minot, ND(1)	0	298	1,724	296	298	2,020	2,318	(113)	2009	40 years
Miracle Hills One - Omaha, NE	8,895	1,974	10,117	1,284	2,120	11,255	13,375	(2,039)	2006	40 years
Nicollett VII - Burnsville, MN	0	429	6,931	430	436	7,354	7,790	(1,981)	2001	40 years
Northgate I - Maple Grove, MN	5,339	1,062	6,358	832	1,077	7,175	8,252	(1,429)	2004	40 years
Northgate II - Maple Grove, MN	960	359	1,944	144	403	2,044	2,447	(675)	1999	40 years
Northpark Corporate Center - Arden Hills, MN	12,706	2,034	14,584	1,315	2,034	15,899	17,933	(2,589)	2006	40 years
Omaha 10802 Farnam Dr - Omaha, NE	5,405	2,462	4,374	0	2,462	4,374	6,836	(150)	2010	40 years
Pacific Hills - Omaha, NE	16,770	4,220	11,988	1,775	4,478	13,505	17,983	(2,129)	2006	40 years
Pillsbury Business Center - Bloomington, MN	0	284	1,556	170	299	1,711	2,010	(492)	2001	40 years
Plaza 16 - Minot, ND	7,591	389	5,444	3,749	591	8,991	9,582	(925)	2009	40 years
Plaza VII - Boise, ID	1,052	300	3,058	442	351	3,449	3,800	(925)	2003	40 years
Plymouth 5095 Nathan Lane - Plymouth, MN	1,245	604	1,253	82	636	1,303	1,939	(156)	2007	40 years
2012 Annual Report F-36

INVESTORS REAL ESTATE TRUST AND SUBSIDIARIES
April 30, 2012
Schedule III - REAL ESTATE AND ACCUMULATED DEPRECIATION (in thousands)
		Initial Cost to Company			Gross amount at which carried at close of period
Description	Encumbrances(a)	Land	Buildings & Improvements	Costs capitalized subsequent to acquisition	Land	Buildings & Improvements	Total	Accumulated Depreciation	Date of Construction or Acquisition	Life on which depreciation in latest income statement is computed
Commercial Office - continued
Plymouth I - Plymouth, MN	$1,197	$530	$1,133	$42	$530	$1,175	$1,705	$(241)	2004	40 years
Plymouth II - Plymouth, MN	1,197	367	1,264	41	367	1,305	1,672	(269)	2004	40 years
Plymouth III - Plymouth, MN	1,473	507	1,495	359	507	1,854	2,361	(417)	2004	40 years
Plymouth IV & V - Plymouth, MN	7,026	1,336	12,693	1,676	1,338	14,367	15,705	(4,294)	2001	40 years
Prairie Oak Business Center - Eden Prairie, MN	3,387	531	4,069	1,640	563	5,677	6,240	(1,696)	2003	40 years
Rapid City 900 Concourse Drive - Rapid City, SD	1,609	285	6,600	503	321	7,067	7,388	(2,040)	2000	40 years
Riverport - Maryland Heights, MO	19,690	1,891	18,982	696	1,917	19,652	21,569	(2,692)	2006	40 years
Southeast Tech Center - Eagan, MN	1,727	560	5,496	419	569	5,906	6,475	(1,964)	1999	40 years
Spring Valley IV - Omaha, NE	800	178	916	60	186	968	1,154	(188)	2005	40 years
Spring Valley V - Omaha, NE	880	212	1,123	251	240	1,346	1,586	(249)	2005	40 years
Spring Valley X - Omaha, NE	816	180	1,024	54	189	1,069	1,258	(184)	2005	40 years
Spring Valley XI - Omaha, NE	800	143	1,094	36	151	1,122	1,273	(189)	2005	40 years
Superior Office Building - Duluth, MN	1,279	336	2,200	83	336	2,283	2,619	(443)	2004	40 years
TCA Building - Eagan, MN	7,536	627	8,571	807	684	9,321	10,005	(2,324)	2003	40 years
Three Paramount Plaza - Bloomington, MN(1)	0	1,261	6,149	1,883	1,298	7,995	9,293	(2,339)	2002	40 years
Thresher Square - Minneapolis, MN	0	1,094	10,026	1,706	1,104	11,722	12,826	(3,281)	2002	40 years
Timberlands - Leawood, KS	13,155	2,375	12,218	749	2,495	12,847	15,342	(2,179)	2006	40 years
UHC Office - International Falls, MN	1,084	119	2,366	80	119	2,446	2,565	(515)	2004	40 years
US Bank Financial Center - Bloomington, MN	13,728	3,117	13,350	610	3,119	13,958	17,077	(2,532)	2005	40 years
Viromed - Eden Prairie, MN	626	666	4,197	1	666	4,198	4,864	(1,386)	1999	40 years
Wells Fargo Center - St Cloud, MN	6,400	869	8,373	1,430	869	9,803	10,672	(1,795)	2005	40 years
West River Business Park - Waite Park, MN	626	235	1,195	50	235	1,245	1,480	(291)	2003	40 years
Westgate - Boise, ID	4,254	1,000	10,618	1,911	1,000	12,529	13,529	(3,100)	2003	40 years
Whitewater Plaza - Minnetonka, MN	3,900	530	4,860	784	577	5,597	6,174	(1,552)	2002	40 years
Wirth Corporate Center - Golden Valley, MN	3,539	970	7,659	932	971	8,590	9,561	(2,404)	2002	40 years
Woodlands Plaza IV - Maryland Heights, MO	4,360	771	4,609	917	837	5,460	6,297	(847)	2006	40 years
Total Commercial Office	$352,415	$72,116	$470,800	$62,402	$74,017	531,301	$605,318	$(121,422)

Commercial Medical
2800 Medical Building - Minneapolis, MN	$5,586	$204	$7,135	$2,184	$229	$9,294	$9,523	$(1,962)	2005	40 years
2828 Chicago Avenue - Minneapolis, MN	8,529	726	11,319	5,627	729	16,943	17,672	(2,141)	2007	40 years
Airport Medical - Bloomington, MN	1,372	0	4,678	0	0	4,678	4,678	(1,380)	2002	40 years
Barry Pointe Office Park - Kansas City, MO	1,466	384	2,366	104	392	2,462	2,854	(328)	2007	40 years
2012 Annual Report F-37

INVESTORS REAL ESTATE TRUST AND SUBSIDIARIES
April 30, 2012
Schedule III - REAL ESTATE AND ACCUMULATED DEPRECIATION (in thousands)
		Initial Cost to Company			Gross amount at which carried at close of period
Description	Encumbrances(a)	Land	Buildings & Improvements	Costs capitalized subsequent to acquisition	Land	Buildings & Improvements	Total	Accumulated Depreciation	Date of Construction or Acquisition	Life on which depreciation in latest income statement is computed
Commercial Medical - continued
Billings 2300 Grant Road - Billings, MT	$1,820	$649	$1,216	$0	$649	$1,216	$1,865	$(54)	2010	40 years
Burnsville 303 Nicollet Medical (Ridgeview) - Burnsville, MN	8,610	1,071	6,842	1,394	1,071	8,236	9,307	(790)	2008	40 years
Burnsville 305 Nicollet Medical (Ridgeview South) - Burnsville, MN	5,390	189	5,127	678	189	5,805	5,994	(586)	2008	40 years
Casper 1930 E 12th Street (Park Place) - Casper, WY(1)	0	439	5,780	162	439	5,942	6,381	(367)	2009	40 years
Casper 3955 E 12th Street (Meadow Wind) - Casper, WY(1)	0	388	8,858	1,004	388	9,862	10,250	(433)	2009	40 years
Cheyenne 4010 N College Drive (Aspen Wind) - Cheyenne, WY(1)	0	628	10,272	260	629	10,531	11,160	(625)	2009	40 years
Cheyenne 4606 N College Drive (Sierra Hills) - Cheyenne, WY(1)	0	695	7,455	39	695	7,494	8,189	(448)	2009	40 years
Denfeld Clinic - Duluth, MN	1,760	501	2,597	1	501	2,598	3,099	(523)	2004	40 years
Eagan 1440 Duckwood Medical - Eagan, MN	1,854	521	1,547	519	521	2,066	2,587	(353)	2008	40 years
Edgewood Vista - Belgrade, MT	0	35	779	0	35	779	814	(80)	2008	40 years
Edgewood Vista - Billings, MT	1,967	115	1,782	(15)	115	1,767	1,882	(186)	2008	40 years
Edgewood Vista - Bismarck, ND	5,492	511	9,193	36	511	9,229	9,740	(1,526)	2005	40 years
Edgewood Vista - Brainerd, MN	5,427	587	8,999	34	587	9,033	9,620	(1,494)	2005	40 years
Edgewood Vista - Columbus, NE(1)	0	43	824	0	43	824	867	(85)	2008	40 years
Edgewood Vista - East Grand Forks, MN	2,997	290	1,383	(31)	290	1,352	1,642	(143)	2000	40 years
Edgewood Vista - Fargo, ND	13,310	775	20,870	0	775	20,870	21,645	(2,152)	2008	40 years
Edgewood Vista - Fremont, NE	609	56	490	42	56	532	588	(141)	2008	40 years
Edgewood Vista - Grand Island, NE(1)	0	33	773	1	33	774	807	(80)	2000	40 years
Edgewood Vista - Hastings, NE	628	49	517	40	49	557	606	(153)	2008	40 years
Edgewood Vista - Hermantown I, MN	16,836	288	9,871	1,501	288	11,372	11,660	(3,020)	2000	40 years
Edgewood Vista - Hermantown II, MN	6,290	719	10,517	33	719	10,550	11,269	(1,745)	2005	40 years
Edgewood Vista - Kalispell, MT	629	70	502	72	70	574	644	(149)	2001	40 years
Edgewood Vista - Minot, ND	9,674	1,045	11,590	0	1,045	11,590	12,635	(423)	2010	40 years
Edgewood Vista - Missoula, MT	894	109	854	36	109	890	999	(335)	1996	40 years
Edgewood Vista - Norfolk, NE(1)	0	42	722	0	42	722	764	(74)	2008	40 years
Edgewood Vista - Omaha, NE	398	89	547	40	89	587	676	(156)	2001	40 years
Edgewood Vista - Sioux Falls, SD	1,127	314	1,001	(26)	314	975	1,289	(103)	2008	40 years
Edgewood Vista - Spearfish, SD	3,419	315	8,584	43	317	8,625	8,942	(1,054)	2005	40 years
Edgewood Vista - Virginia, MN	14,322	246	11,823	77	246	11,900	12,146	(2,758)	2002	40 years
Edina 6363 France Medical - Edina, MN(1)	0	0	12,675	1,527	0	14,202	14,202	(1,848)	2008	40 years
Edina 6405 France Medical - Edina, MN	9,073	0	12,201	0	0	12,201	12,201	(1,664)	2008	40 years
2012 Annual Report F-38

INVESTORS REAL ESTATE TRUST AND SUBSIDIARIES
April 30, 2012
Schedule III - REAL ESTATE AND ACCUMULATED DEPRECIATION (in thousands)
		Initial Cost to Company			Gross amount at which carried at close of period
Description	Encumbrances(a)	Land	Buildings & Improvements	Costs capitalized subsequent to acquisition	Land	Buildings & Improvements	Total	Accumulated Depreciation	Date of Construction or Acquisition	Life on which depreciation in latest income statement is computed
Commercial Medical - continued
Edina 6517 Drew Avenue - Edina, MN	$1,164	$353	$660	$529	$372	$1,170	$1,542	$(401)	2002	40 years
Edina 6525 Drew Avenue - Edina, MN	0	388	117	0	388	117	505	(2)	2011	40 years
Edina 6525 France SMC II - Edina, MN	10,339	755	8,054	5,945	1,003	13,751	14,754	(4,603)	2003	40 years
Edina 6545 France SMC I - Edina MN	31,325	3,480	30,743	11,244	3,480	41,987	45,467	(12,697)	2001	40 years
Fresenius - Duluth, MN	780	50	1,520	2	50	1,522	1,572	(306)	2004	40 years
Garden View - St. Paul, MN	1,815	0	7,408	411	0	7,819	7,819	(2,006)	2002	40 years
Gateway Clinic - Sandstone, MN	1,019	66	1,699	1	66	1,700	1,766	(342)	2004	40 years
Healtheast St John & Woodwinds - Maplewood & Woodbury, MN	11,538	3,239	18,362	0	3,239	18,362	21,601	(5,489)	2000	40 years
High Pointe Health Campus - Lake Elmo, MN	5,400	1,305	10,528	1,629	1,329	12,133	13,462	(2,448)	2004	40 years
Laramie 1072 N 22nd Street (Spring Wind) - Laramie, WY(1)	0	406	6,634	17	406	6,651	7,057	(396)	2009	40 years
Mariner Clinic - Superior, WI	2,229	0	3,781	83	20	3,844	3,864	(768)	2004	40 years
Minneapolis 701 25th Avenue Medical - Minneapolis, MN	6,442	0	7,873	809	0	8,682	8,682	(827)	2008	40 years
Missoula 3050 Great Northern - Missoula, MT	1,920	640	1,331	0	640	1,331	1,971	(60)	2010	40 years
Nebraska Orthopedic Hospital - Omaha, NE	12,385	0	20,272	1,615	0	21,887	21,887	(4,176)	2004	40 years
Park Dental - Brooklyn Center, MN	787	185	2,767	0	185	2,767	2,952	(666)	2002	40 years
Pavilion I - Duluth, MN	5,873	1,245	8,898	31	1,245	8,929	10,174	(1,767)	2004	40 years
Pavilion II - Duluth, MN	10,808	2,715	14,673	1,937	2,715	16,610	19,325	(4,215)	2004	40 years
Ritchie Medical Plaza - St Paul, MN	6,686	1,615	7,851	1,252	1,647	9,071	10,718	(1,608)	2005	40 years
Sartell 2000 23rd Street South - Sartell, MN	3,997	0	11,781	935	0	12,716	12,716	(3,133)	2002	40 years
Spring Creek-American Falls - American Falls, ID	2,438	145	3,870	0	145	3,870	4,015	(68)	2011	40 years
Spring Creek-Soda Springs - Soda Springs, ID	878	66	2,134	33	66	2,167	2,233	(38)	2011	40 years
Spring Creek-Eagle - Eagle, ID	2,243	263	3,775	0	263	3,775	4,038	(66)	2011	40 years
Spring Creek-Meridian - Meridian, ID	3,706	424	6,724	0	424	6,724	7,148	(117)	2011	40 years
Spring Creek-Overland - Overland, ID	3,448	687	5,941	0	687	5,941	6,628	(107)	2011	40 years
Spring Creek-Boise - Boise, ID	3,054	708	4,296	0	708	4,296	5,004	(80)	2011	40 years
Spring Creek-Ustick - Meridian, ID	0	467	3,833	0	467	3,833	4,300	(63)	2011	40 years
St Michael Clinic - St Michael, MN	1,951	328	2,259	264	328	2,523	2,851	(321)	2007	40 years
Stevens Point - Stevens Point, WI	9,797	442	3,888	10,495	442	14,383	14,825	(1,977)	2006	40 years
Trinity at Plaza 16 - Minot, ND	5,111	568	8,270	697	568	8,967	9,535	(137)	2011	40 years
Wells Clinic - Hibbing, MN	1,554	162	2,497	1	162	2,498	2,660	(501)	2004	40 years
Total Commercial Medical	$278,166	$32,828	$414,128	$53,312	$33,210	467,058	$500,268	$(78,744)

2012 Annual Report F-39

INVESTORS REAL ESTATE TRUST AND SUBSIDIARIES
April 30, 2012
Schedule III - REAL ESTATE AND ACCUMULATED DEPRECIATION (in thousands)
		Initial Cost to Company			Gross amount at which carried at close of period
Description	Encumbrances(a)	Land	Buildings & Improvements	Costs capitalized subsequent to acquisition	Land	Buildings & Improvements	Total	Accumulated Depreciation	Date of Construction or Acquisition	Life on which depreciation in latest income statement is computed
Commercial Industrial
API Building - Duluth, MN	$868	$115	$1,605	$3	$115	$1,608	$1,723	$(323)	2004	40 years
Bloomington 2000 W 94th Street - Bloomington, MN	3,789	2,133	4,097	1,107	2,150	5,187	7,337	(748)	2006	40 years
Bodycote Industrial Building - Eden Prairie, MN	1,118	198	1,154	800	198	1,954	2,152	(809)	1992	40 years
Brooklyn Park 7401 Boone Avenue - Brooklyn Park, MN	6,172	1,368	11,643	2,121	1,368	13,764	15,132	(3,367)	2007	40 years
Cedar Lake Business Center - St. Louis Park, MN	2,334	895	2,810	66	895	2,876	3,771	(363)	2009	40 years
Clive 2075 NW 94th Street - Clive, IA	2,214	408	2,611	48	408	2,659	3,067	(180)	2002	40 years
Dixon Avenue Industrial Park - Des Moines, IA	7,028	1,439	10,758	1,611	1,439	12,369	13,808	(3,177)	2008	40 years
Eagan 2785 & 2795 Highway 55 - Eagan, MN	0	3,058	2,570	0	3,058	2,570	5,628	(272)	1999	40 years
Fargo 1320 45th Street N - Fargo, ND(1)	0	395	3,518	246	395	3,764	4,159	(176)	2010	40 years
Lexington Commerce Center - Eagan, MN	2,399	453	4,352	1,842	480	6,167	6,647	(2,200)	2004	40 years
Lighthouse - Duluth, MN	911	90	1,788	7	90	1,795	1,885	(363)	2002	40 years
Metal Improvement Company - New Brighton, MN	1,494	240	2,189	78	240	2,267	2,507	(587)	2009	40 years
Minnetonka 13600 County Road 62 - Minnetonka, MN	2,496	809	434	2,459	809	2,893	3,702	(235)	2006	40 years
Roseville 2929 Long Lake Road - Roseville, MN	5,572	1,966	7,272	1,722	2,000	8,960	10,960	(1,235)	1995	40 years
Stone Container - Fargo, ND	1,896	440	6,597	104	440	6,701	7,141	(2,440)	2001	40 years
Stone Container - Roseville, MN	4,500	810	7,440	202	830	7,622	8,452	(1,952)	2007	40 years
Urbandale 3900 106th Street - Urbandale, IA	10,800	3,680	10,089	493	3,721	10,541	14,262	(1,414)	2000	40 years
Winsted Industrial Building - Winsted, MN	394	100	901	48	100	949	1,049	(320)	2001	40 years
Woodbury 1865 Woodlane - Woodbury, MN	2,746	1,108	2,628	1,884	1,123	4,497	5,620	(532)	2007	40 years
Total Commercial Industrial	$56,731	$19,705	$84,456	$14,841	$19,859	99,143	$119,002	$(20,693)

Commercial Retail
17 South Main - Minot, ND	$83	$15	$75	$197	$17	$270	$287	$(194)	2000	40 years
Anoka Strip Center - Anoka, MN	0	123	602	25	134	616	750	(143)	2003	40 years
Burnsville 1 Strip Center - Burnsville, MN	393	208	773	207	208	980	1,188	(229)	2003	40 years
Burnsville 2 Strip Center - Burnsville, MN	312	291	469	214	294	680	974	(172)	2003	40 years
Champlin South Pond - Champlin, MN	1,604	842	2,703	58	866	2,737	3,603	(576)	2004	40 years
Chan West Village - Chanhassen, MN	13,396	5,035	14,665	1,895	5,606	15,989	21,595	(3,846)	2003	40 years
Dakota West Plaza - Minot , ND	372	92	493	30	106	509	615	(80)	2006	40 years
Duluth Denfeld Retail - Duluth, MN	2,435	276	4,699	122	297	4,800	5,097	(976)	2004	40 years
Duluth NAPA - Duluth, MN	737	130	1,800	4	131	1,803	1,934	(362)	2004	40 years
Eagan Community - Eagan, MN	1,342	702	1,588	877	703	2,464	3,167	(564)	2003	40 years
Fargo Express Community - Fargo, ND	991	374	1,420	695	386	2,103	2,489	(354)	2003-2005	40 years
Forest Lake Auto - Forest Lake, MN(1)	0	50	446	13	50	459	509	(109)	2003	40 years
2012 Annual Report F-40

INVESTORS REAL ESTATE TRUST AND SUBSIDIARIES
April 30, 2012
Schedule III - REAL ESTATE AND ACCUMULATED DEPRECIATION (in thousands)
		Initial Cost to Company			Gross amount at which carried at close of period
Description	Encumbrances(a)	Land	Buildings & Improvements	Costs capitalized subsequent to acquisition	Land	Buildings & Improvements	Total	Accumulated Depreciation	Date of Construction or Acquisition	Life on which depreciation in latest income statement is computed
Commercial Retail - continued
Forest Lake Westlake Center - Forest Lake, MN	$4,291	$2,446	$5,304	$487	$2,480	$5,757	$8,237	$(1,336)	2003	40 years
Grand Forks Carmike - Grand Forks, ND	1,650	184	2,360	2	184	2,362	2,546	(1,033)	1994	40 years
Grand Forks Medpark Mall - Grand Forks, ND	3,045	681	4,808	251	722	5,018	5,740	(1,547)	2000	40 years
Jamestown Buffalo Mall - Jamestown, ND	2,710	566	4,962	3,112	950	7,690	8,640	(1,237)	2003	40 years
Jamestown Business Center - Jamestown, ND	530	297	1,023	1,334	333	2,321	2,654	(730)	2003	40 years
Kalispell Retail Center - Kalispell, MT	1,352	250	2,250	973	253	3,220	3,473	(682)	2003	40 years
Lakeville Strip Center - Lakeville, MN	986	46	1,142	852	94	1,946	2,040	(553)	2003	40 years
Minot 1400 31st Ave - Minot, ND(1)	0	1,026	6,143	4,256	1,026	10,399	11,425	(440)	2010	40 years
Minot Arrowhead - Minot, ND	0	100	1,690	4,311	103	5,998	6,101	(1,135)	1973	15 1/2-40 years
Minot Plaza - Minot, ND	812	50	453	147	80	570	650	(275)	1993	40 years
Monticello C Store - Monticello, MN(1)	0	65	770	37	97	775	872	(185)	2003	40 years
Omaha Barnes & Noble - Omaha, NE	2,559	600	3,099	0	600	3,099	3,699	(1,278)	1995	40 years
Pine City C-Store - Pine City, MN	298	83	357	12	83	369	452	(85)	2003	40 years
Pine City Evergreen Square - Pine City, MN	1,831	154	2,646	582	385	2,997	3,382	(792)	2003	40 years
Rochester Maplewood Square - Rochester, MN(1)	0	3,275	8,610	1,399	3,652	9,632	13,284	(2,924)	1999	40 years
St. Cloud Westgate - St. Cloud, MN	3,197	950	5,535	1,614	973	7,126	8,099	(1,237)	2004	40 years
Weston Retail - Weston, WI	0	79	1,575	27	80	1,601	1,681	(369)	2003	40 years
Weston Walgreens - Weston, WI	3,124	66	1,718	671	67	2,388	2,455	(354)	2006	40 years
Total Commercial Retail	$48,050	$19,056	$84,178	$24,404	$20,960	106,678	$127,638	$(23,797)

Subtotal	$1,046,515	$182,115	$1,440,952	$268,942	$196,998	$1,695,011	$1,892,009	$(373,490)

2012 Annual Report F-41

INVESTORS REAL ESTATE TRUST AND SUBSIDIARIES
April 30, 2012
Schedule III - REAL ESTATE AND ACCUMULATED DEPRECIATION (in thousands)
		Initial Cost to Company			Gross amount at which carried at close of period
Description	Encumbrances(a)	Land	Buildings & Improvements	Costs capitalized subsequent to acquisition	Land	Buildings & Improvements	Total	Accumulated Depreciation	Date of Construction or Acquisition	Life on which depreciation in latest income statement is computed
Unimproved Land
Bismarck 2130 S 12th St - Bismarck, ND	$0	$576	$0	$13	$589	$0	$589	$0	2008
Bismarck 700 E Main - Bismarck, ND	0	314	0	557	871	0	871	0	2008
Eagan Unimproved Land - Eagan, MN	0	423	0	0	423	0	423	0	2006
Georgetown Square - Grand Chute, WI	2,174	1,860	0	0	1,860	0	1,860	0	2006
Kalispell Unimproved Land - Kalispell, MT	0	1,400	0	24	1,411	13	1,424	0	2003
Monticello Unimproved Land - Monticello, MN	0	115	0	2	117	0	117	0	2006
Renaissance Heights - Williston, ND	0	4,600	0	0	4,600	0	4,600	0	2012
River Falls Unimproved Land - River Falls, WI	0	176	0	4	179	1	180	0	2003
Urbandale Unimproved Land - Urbandale, IA	0	5	0	109	114	0	114	0	2009
Weston Unimproved Land - Weston, WI	0	812	0	0	812	0	812	0	2006
Total Unimproved Land	$2,174	$10,281	$0	$709	$10,976	$14	$10,990	$0

Development in Progress
1st Avenue Building - Minot, ND	$0	$0	$0	$321	$0	$321	$321	$0	1981
Chateau 2nd Floor Renovation - Minot, ND	0	0	0	1,407	0	1,407	1,407	0	1998
Jamestown Medical Office Building - Jamestown, ND	0	0	3	1,608	0	1,611	1,611	0	2012
Laramie 1072 Expansion - Laramie, WY	0	0	0	1,810	0	1,810	1,810	0	2009
Minot Arrowhead Outlot - Minot, ND	0	0	75	0	0	75	75	0	2011
Minot IPS - Minot, ND	0	416	63	1,771	416	1,834	2,250	0	2012
Quarry Ridge 2 - Rochester, MN	0	942	12,037	2,457	942	14,494	15,436	0	2011
Williston Garden - Williston, ND	0	700	154	3,835	700	3,989	4,689	0	2011
Total Development in Progress	$0	$2,058	$12,332	$13,209	$2,058	$25,541	$27,599	$0

Total	$1,048,689	$194,454	$1,453,284	$282,860	$210,032	$1,720,566	$1,930,598	$(373,490)

(a)
Amounts in this column are the mortgages payable balances as of April 30, 2012. These amounts do not include amounts owing under the Company's multi-bank line of credit or under the Company's construction loans.

(1)
As of April 30, 2012, this property was included in the collateral pool securing the Company's $60.0 million multi-bank line of credit. The Company may add and remove eligible properties from the collateral pool if certain minimum collateral requirements are satisfied. Advances under the facility may not exceed 60% of the value of properties provided as security.

2012 Annual Report F-42

INVESTORS REAL ESTATE TRUST AND SUBSIDIARIES
April 30, 2012
Schedule III
REAL ESTATE AND ACCUMULATED DEPRECIATION
Reconciliations of total real estate carrying value for the three years ended April 30, 2012, 2011, and 2010 are as follows:
	(in thousands)
	2012	2011	2010

Balance at beginning of year	$1,770,798	$1,800,519	$1,729,585
Additions during year
Multi-Family Residential	47,433	4,210	4,270
Commercial Office	0	6,836	2,096
Commercial Medical	47,408	19,249	38,125
Commercial Industrial	0	3,914	3,066
Commercial Retail	2,316	7,169	0
Improvements and Other	35,176	23,183	29,343
	1,903,131	1,865,080	1,806,485
Deductions during year
Cost of real estate sold	(3,498)	(86,994)	(1,217)
Impairment charge	(127)	0	(1,678)
Other(A)	(7,497)	(7,288)	(3,071)
Balance at close of year(B)	$1,892,009	$1,770,798	$1,800,519
Reconciliations of accumulated depreciation/amortization for the three years ended April 30, 2012, 2011, and 2010, are as follows:
	(in thousands)
	2012	2011	2010

Balance at beginning of year	$328,952	$308,626	$262,871
Additions during year
Provisions for depreciation	51,093	49,375	48,152
Deductions during year
Accumulated depreciation on real estate sold	(758)	(25,366)	(737)
Other(C)	(5,797)	(3,683)	(1,660)
Balance at close of year	$373,490	$328,952	$308,626
(A)	Consists of miscellaneous disposed assets and assets moved to Development in Progress.
(B)	The net basis of the Company's real estate investments for Federal Income Tax purposes was approximately $1.4 billion, $1.2 billion and $1.3 billion at April 30, 2012, 2011 and 2010, respectively.
(C)	Consists of miscellaneous disposed assets.